UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Utilities
Central Fund

June 30, 2014

1.851905.107

UTCIP-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.9%
Integrated Telecommunication Services - 2.9%
Verizon Communications, Inc.	290,700	$ 14,223,951
ELECTRIC UTILITIES - 44.3%
Electric Utilities - 44.3%
American Electric Power Co., Inc.	158,587	8,844,397
Edison International	543,009	31,554,253
Exelon Corp.	992,100	36,191,808
FirstEnergy Corp.	366,500	12,724,880
ITC Holdings Corp.	361,622	13,191,971
NextEra Energy, Inc.	495,542	50,783,143
NRG Yield, Inc. Class A (d)	26,100	1,358,505
OGE Energy Corp.	627,349	24,516,799
PPL Corp.	992,100	35,249,313
		214,415,069
GAS UTILITIES - 0.2%
Gas Utilities - 0.2%
National Fuel Gas Co.	12,700	994,410
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 7.5%
Independent Power Producers & Energy Traders - 7.5%
Black Hills Corp.	3,872	237,702
Calpine Corp. (a)	457,022	10,881,694
Drax Group PLC	446,800	4,897,606
Dynegy, Inc. (a)	186,700	6,497,160
NRG Energy, Inc.	370,010	13,764,372
		36,278,534
MEDIA - 1.5%
Cable & Satellite - 1.5%
Comcast Corp. Class A	133,900	7,187,752
MULTI-UTILITIES - 28.2%
Multi-Utilities - 28.2%
Dominion Resources, Inc.	620,709	44,393,108
MDU Resources Group, Inc.	68,800	2,414,880
NiSource, Inc.	609,473	23,976,668
PG&E Corp.	302,769	14,538,967
Public Service Enterprise Group, Inc.	341,400	13,925,706
Sempra Energy	353,215	36,985,143
		136,234,472
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 11.4%
Oil & Gas Storage & Transport - 11.4%
Atlas Pipeline Partners LP	80,800	$ 2,779,520
Cheniere Energy Partners LP Holdings LLC	384,400	9,548,496
Cheniere Energy, Inc. (a)	114,045	8,177,027
Energy Transfer Equity LP	176,248	10,388,057
Markwest Energy Partners LP	65,812	4,710,823
Plains GP Holdings LP Class A	116,072	3,713,143
Teekay Corp.	15,400	958,650
The Williams Companies, Inc.	252,300	14,686,383
		54,962,099
WIRELESS TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
Sprint Corp. (a)	846,200	7,218,086
TOTAL COMMON STOCKS (Cost $379,944,393)		471,514,373
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.11% (b)	21,424,991	21,424,991
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	770,150	770,150
TOTAL MONEY MARKET FUNDS (Cost $22,195,141)		22,195,141
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $402,139,534)		493,709,514
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(9,963,122)
NET ASSETS - 100%		$ 483,746,392
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,486
Fidelity Securities Lending Cash Central Fund	15,878
Total	$ 19,364
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $402,490,073. Net unrealized appreciation aggregated $91,219,441, of which $91,359,903 related to appreciated investment securities and $140,462 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom Services
Central Fund

June 30, 2014

1.851904.107

TSCIP-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Ruckus Wireless, Inc. (a)	121,100	$ 1,442,301
DIVERSIFIED TELECOMMUNICATION SERVICES - 62.7%
Alternative Carriers - 18.4%
8x8, Inc. (a)	634,017	5,122,857
Cogent Communications Group, Inc.	281,502	9,725,894
Globalstar, Inc. (a)(d)	77,600	329,800
inContact, Inc. (a)	373,546	3,432,888
Iridium Communications, Inc. (a)(d)	383,680	3,245,933
Level 3 Communications, Inc. (a)	167,063	7,335,736
Lumos Networks Corp.	349,806	5,061,693
Premiere Global Services, Inc. (a)	288,905	3,856,882
Towerstream Corp. (a)(d)	533,556	1,035,099
TW Telecom, Inc. (a)	186,578	7,520,959
VocalTec Communications Ltd. (a)	96,100	1,453,032
Vonage Holdings Corp. (a)	667,229	2,502,109
		50,622,882
Integrated Telecommunication Services - 44.3%
AT&T, Inc.	601,446	21,267,131
Atlantic Tele-Network, Inc.	69,100	4,007,800
Bezeq The Israeli Telecommunication Corp. Ltd.	1,111,000	2,081,810
CenturyLink, Inc.	294,305	10,653,841
Cincinnati Bell, Inc. (a)	554,647	2,179,763
Consolidated Communications Holdings, Inc.	49,300	1,096,432
FairPoint Communications, Inc. (a)	105,600	1,475,232
Frontier Communications Corp. (d)	810,053	4,730,710
General Communications, Inc. Class A (a)	108,928	1,206,922
Hawaiian Telcom Holdco, Inc. (a)(d)	53,035	1,517,331
IDT Corp. Class B	127,281	2,217,235
Telenor ASA	28,692	653,468
Verizon Communications, Inc.	1,331,906	65,170,159
Windstream Holdings, Inc. (d)	359,372	3,579,345
		121,837,179
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		172,460,061
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
EarthLink Holdings Corp.	148,200	551,304
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Gogo, Inc. (d)	76,500	$ 1,496,340
Rackspace Hosting, Inc. (a)	25,891	871,491
		2,919,135
IT SERVICES - 0.8%
IT Consulting & Other Services - 0.8%
Interxion Holding N.V. (a)	78,780	2,156,996
MEDIA - 7.3%
Cable & Satellite - 7.3%
Comcast Corp. Class A (special) (non-vtg.)	26,400	1,407,912
DIRECTV (a)	73,900	6,282,239
Liberty Global PLC Class C	68,164	2,884,019
Time Warner Cable, Inc.	64,400	9,486,120
		20,060,290
REAL ESTATE INVESTMENT TRUSTS - 5.3%
Office REITs - 0.9%
CyrusOne, Inc.	98,600	2,455,140
Specialized REITs - 4.4%
American Tower Corp.	135,398	12,183,112
TOTAL REAL ESTATE INVESTMENT TRUSTS		14,638,252
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
Broadcom Corp. Class A	131	4,863
SOFTWARE - 0.9%
Application Software - 0.5%
Comverse, Inc. (a)	32,300	861,764
Interactive Intelligence Group, Inc. (a)	8,500	477,105
		1,338,869
Systems Software - 0.4%
Rovi Corp. (a)	52,100	1,248,316
TOTAL SOFTWARE		2,587,185
WIRELESS TELECOMMUNICATION SERVICES - 19.1%
Wireless Telecommunication Services - 19.1%
Boingo Wireless, Inc. (a)	124,355	849,345
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
KDDI Corp.	113,000	$ 6,894,535
Leap Wireless International, Inc. rights	300	756
NII Holdings, Inc. (a)(d)	16,478	9,063
NTELOS Holdings Corp. (d)	75,518	940,954
RingCentral, Inc. (d)	86,100	1,302,693
SBA Communications Corp. Class A (a)	63,764	6,523,057
Shenandoah Telecommunications Co.	52,937	1,612,461
Sprint Corp. (a)	1,123,963	9,587,404
T-Mobile U.S., Inc. (a)	360,175	12,109,084
Telephone & Data Systems, Inc.	386,011	10,078,747
U.S. Cellular Corp.	44,500	1,815,600
Vodafone Group PLC sponsored ADR	25,173	840,526
		52,564,225
TOTAL COMMON STOCKS (Cost $207,515,294)		268,833,308
Nonconvertible Preferred Stocks - 0.9%

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Integrated Telecommunication Services - 0.5%
Telefonica Brasil SA sponsored ADR	66,400	1,361,864
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
TIM Participacoes SA sponsored ADR	45,000	1,306,350
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,607,455)		2,668,214
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	3,454,756	$ 3,454,756
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	13,529,043	13,529,043
TOTAL MONEY MARKET FUNDS (Cost $16,983,799)		16,983,799
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $227,106,548)		288,485,321
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(13,307,449)
NET ASSETS - 100%		$ 275,177,872
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,425
Fidelity Securities Lending Cash Central Fund	94,992
Total	$ 98,417
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 268,833,308	$ 261,938,017	$ 6,894,535	$ 756
Nonconvertible Preferred Stocks	2,668,214	2,668,214	-	-
Money Market Funds	16,983,799	16,983,799	-	-
Total Investments in Securities:	$ 288,485,321	$ 281,590,030	$ 6,894,535	$ 756
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $227,577,650. Net unrealized appreciation aggregated $60,907,671, of which $64,613,209 related to appreciated investment securities and $3,705,538 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Materials
Central Fund

June 30, 2014

1.851903.107

MTCIP-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CHEMICALS - 65.3%
Commodity Chemicals - 14.4%
Axiall Corp.	263,770	$ 12,468,408
Cabot Corp.	193,835	11,240,492
Koppers Holdings, Inc.	56,000	2,142,000
LyondellBasell Industries NV Class A	356,930	34,854,215
Methanex Corp.	127,700	7,895,009
		68,600,124
Diversified Chemicals - 11.6%
E.I. du Pont de Nemours & Co.	105,000	6,871,200
Eastman Chemical Co.	234,589	20,491,349
FMC Corp.	294,829	20,988,877
Huntsman Corp.	260,000	7,306,000
		55,657,426
Fertilizers & Agricultural Chemicals - 14.7%
CF Industries Holdings, Inc.	74,138	17,832,413
Monsanto Co.	343,034	42,790,058
Potash Corp. of Saskatchewan, Inc. (d)	249,100	9,473,294
		70,095,765
Industrial Gases - 7.4%
Airgas, Inc.	80,803	8,800,255
Praxair, Inc.	201,100	26,714,124
		35,514,379
Specialty Chemicals - 17.2%
Celanese Corp. Class A	151,333	9,727,685
Cytec Industries, Inc.	68,218	7,191,542
Ecolab, Inc.	64,448	7,175,640
Ferro Corp. (a)	46,200	580,272
Innospec, Inc.	121,950	5,264,582
NewMarket Corp.	21,295	8,349,982
RPM International, Inc.	20,589	950,800
Sherwin-Williams Co.	72,639	15,029,735
Sigma Aldrich Corp.	116,791	11,851,951
Symrise AG	43,800	2,386,719
W.R. Grace & Co. (a)	142,796	13,498,506
		82,007,414
TOTAL CHEMICALS		311,875,108
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 5.1%
Construction Materials - 5.1%
Eagle Materials, Inc.	111,557	$ 10,517,594
Vulcan Materials Co.	215,341	13,727,989
		24,245,583
CONTAINERS & PACKAGING - 10.9%
Metal & Glass Containers - 2.2%
Aptargroup, Inc.	90,753	6,081,359
Silgan Holdings, Inc.	91,828	4,666,699
		10,748,058
Paper Packaging - 8.7%
Graphic Packaging Holding Co. (a)	1,180,805	13,815,419
Packaging Corp. of America	122,000	8,721,780
Rock-Tenn Co. Class A	180,032	19,009,579
		41,546,778
TOTAL CONTAINERS & PACKAGING		52,294,836
ENERGY EQUIPMENT & SERVICES - 0.6%
Oil & Gas Equipment & Services - 0.6%
Aspen Aerogels, Inc. (a)	273,469	2,719,649
METALS & MINING - 13.8%
Aluminum - 1.0%
Constellium NV (a)	146,500	4,696,790
Diversified Metals & Mining - 5.4%
Copper Mountain Mining Corp. (a)	844,100	1,938,096
Freeport-McMoRan Copper & Gold, Inc.	653,300	23,845,450
		25,783,546
Gold - 2.0%
Franco-Nevada Corp.	64,366	3,694,689
Royal Gold, Inc.	81,869	6,231,868
		9,926,557
Steel - 5.4%
Allegheny Technologies, Inc.	81,600	3,680,160
Carpenter Technology Corp.	131,767	8,334,263
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Nucor Corp.	203,200	$ 10,007,600
Worthington Industries, Inc.	86,562	3,725,628
		25,747,651
TOTAL METALS & MINING		66,154,544
OIL, GAS & CONSUMABLE FUELS - 1.7%
Coal & Consumable Fuels - 1.7%
Peabody Energy Corp.	486,679	7,957,202
PAPER & FOREST PRODUCTS - 1.2%
Forest Products - 1.2%
Boise Cascade Co. (a)	198,100	5,673,584
TOTAL COMMON STOCKS (Cost $350,104,634)		470,920,506
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.11% (b)	5,589,151	5,589,151
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	9,914,180	9,914,180
TOTAL MONEY MARKET FUNDS (Cost $15,503,331)		15,503,331
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $365,607,965)		486,423,837
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(8,988,330)
NET ASSETS - 100%		$ 477,435,507
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,491
Fidelity Securities Lending Cash Central Fund	50,091
Total	$ 53,582
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 470,920,506	$ 468,200,857	$ 2,719,649	$ -
Money Market Funds	15,503,331	15,503,331	-	-
Total Investments in Securities:	$ 486,423,837	$ 483,704,188	$ 2,719,649	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $366,084,820. Net unrealized appreciation aggregated $120,339,017, of which $123,871,592 related to appreciated investment securities and $3,532,575 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Discretionary
Central Fund

June 30, 2014

1.851896.107

CDCIP-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AUTO COMPONENTS - 2.9%
Auto Parts & Equipment - 2.9%
Delphi Automotive PLC	407,873	$ 28,037,190
Tenneco, Inc. (a)	201,700	13,251,690
		41,288,880
COMMERCIAL SERVICES & SUPPLIES - 2.6%
Diversified Support Services - 2.6%
KAR Auction Services, Inc.	1,143,420	36,440,795
HOTELS, RESTAURANTS & LEISURE - 17.5%
Hotels, Resorts & Cruise Lines - 4.0%
Marriott International, Inc. Class A	218,600	14,012,260
Wyndham Worldwide Corp.	559,838	42,390,933
		56,403,193
Restaurants - 13.5%
Bloomin' Brands, Inc. (a)	582,144	13,057,490
Burger King Worldwide, Inc. (d)	742,024	20,197,893
McDonald's Corp.	400,700	40,366,518
Starbucks Corp.	507,200	39,247,136
Texas Roadhouse, Inc. Class A	1,000,204	26,005,304
Yum! Brands, Inc.	632,548	51,362,898
		190,237,239
TOTAL HOTELS, RESTAURANTS & LEISURE		246,640,432
HOUSEHOLD DURABLES - 5.7%
Homebuilding - 2.5%
NVR, Inc. (a)	31,300	36,013,780
Housewares & Specialties - 3.2%
Jarden Corp. (a)	461,313	27,378,927
Tupperware Brands Corp.	206,200	17,258,940
		44,637,867
TOTAL HOUSEHOLD DURABLES		80,651,647
INTERNET & CATALOG RETAIL - 4.0%
Internet Retail - 4.0%
Liberty Interactive Corp. Series A (a)	934,641	27,441,060
priceline.com, Inc. (a)	23,721	28,536,363
		55,977,423
Common Stocks - continued
	Shares	Value
LEISURE PRODUCTS - 2.5%
Leisure Products - 2.5%
Brunswick Corp.	475,400	$ 20,028,602
Smith & Wesson Holding Corp. (a)(d)	986,500	14,343,710
		34,372,312
MEDIA - 26.5%
Broadcasting - 1.4%
Liberty Media Corp. Class A (a)	148,000	20,228,640
Cable & Satellite - 8.5%
DIRECTV (a)	544,525	46,290,070
Liberty Global PLC:
Class A (a)	1,143,867	50,581,799
Class C	417,567	17,667,260
Starz - Liberty Capital Series A (a)	192,600	5,737,554
		120,276,683
Movies & Entertainment - 16.6%
The Walt Disney Co.	995,705	85,371,746
Time Warner, Inc.	538,016	37,795,624
Twenty-First Century Fox, Inc. Class A	1,753,214	61,625,472
Viacom, Inc. Class B (non-vtg.)	555,476	48,176,433
		232,969,275
TOTAL MEDIA		373,474,598
MULTILINE RETAIL - 7.9%
Department Stores - 1.2%
Dillard's, Inc. Class A	143,400	16,721,874
General Merchandise Stores - 6.7%
Dollar General Corp. (a)	921,039	52,830,797
Dollar Tree, Inc. (a)	750,774	40,887,152
		93,717,949
TOTAL MULTILINE RETAIL		110,439,823
SPECIALTY RETAIL - 17.7%
Apparel Retail - 9.1%
Abercrombie & Fitch Co. Class A	206,172	8,916,939
Foot Locker, Inc.	779,348	39,528,531
Ross Stores, Inc.	679,052	44,905,709
TJX Companies, Inc.	671,210	35,674,812
		129,025,991
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - 2.3%
Lowe's Companies, Inc.	671,271	$ 32,214,295
Homefurnishing Retail - 1.6%
Williams-Sonoma, Inc.	311,350	22,348,703
Specialty Stores - 4.7%
Cabela's, Inc. Class A (a)(d)	474,209	29,590,642
PetSmart, Inc.	241,560	14,445,288
Sally Beauty Holdings, Inc. (a)	883,374	22,155,020
		66,190,950
TOTAL SPECIALTY RETAIL		249,779,939
TEXTILES, APPAREL & LUXURY GOODS - 11.7%
Apparel, Accessories & Luxury Goods - 7.8%
PVH Corp.	304,309	35,482,429
Ralph Lauren Corp.	205,687	33,051,844
Swatch Group AG (Bearer) (Reg.)	229,317	25,471,047
VF Corp.	251,960	15,873,480
		109,878,800
Footwear - 3.9%
NIKE, Inc. Class B	510,193	39,565,467
Wolverine World Wide, Inc.	591,793	15,422,126
		54,987,593
TOTAL TEXTILES, APPAREL & LUXURY GOODS		164,866,393
TOTAL COMMON STOCKS (Cost $1,125,644,066)		1,393,932,242
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	13,233,332	$ 13,233,332
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	47,623,554	47,623,554
TOTAL MONEY MARKET FUNDS (Cost $60,856,886)		60,856,886
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,186,500,952)		1,454,789,128
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(46,870,742)
NET ASSETS - 100%		$ 1,407,918,386
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,091
Fidelity Securities Lending Cash Central Fund	24,062
Total	$ 35,153
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,191,243,270. Net unrealized appreciation aggregated $263,545,858, of which $277,503,640 related to appreciated investment securities and $13,957,782 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Staples
Central Fund

June 30, 2014

1.851897.107

CSCIP-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
BEVERAGES - 25.6%
Brewers - 3.6%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	126,728	$ 1,552,248
Anheuser-Busch InBev SA NV	136,253	15,655,516
SABMiller PLC	394,216	22,857,524
		40,065,288
Distillers & Vintners - 5.1%
Diageo PLC sponsored ADR	154,009	19,600,725
Pernod Ricard SA (d)	177,736	21,343,892
Remy Cointreau SA (d)	171,956	15,820,514
		56,765,131
Soft Drinks - 16.9%
Coca-Cola Bottling Co. Consolidated	37,243	2,743,692
Coca-Cola Central Japan Co. Ltd.	21,700	552,586
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (d)	23,540	2,674,615
Coca-Cola Icecek Sanayi A/S	159,435	3,935,831
Embotelladora Andina SA:
ADR	140,939	2,621,465
sponsored ADR	80,758	1,828,361
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	27,213	2,548,497
Monster Beverage Corp. (a)	189,400	13,453,082
PepsiCo, Inc.	333,683	29,811,239
The Coca-Cola Co.	3,005,787	127,325,137
		187,494,505
TOTAL BEVERAGES		284,324,924
FOOD & STAPLES RETAILING - 21.8%
Drug Retail - 7.8%
Clicks Group Ltd.	244,620	1,460,590
CVS Caremark Corp.	1,093,191	82,393,806
Drogasil SA	304,200	2,511,251
		86,365,647
Food Distributors - 0.6%
Chefs' Warehouse Holdings (a)(d)	155,300	3,070,281
United Natural Foods, Inc. (a)	48,990	3,189,249
		6,259,530
Food Retail - 8.0%
Fresh Market, Inc. (a)(d)	111,104	3,718,651
Kroger Co.	1,089,125	53,835,449
Magnit OJSC GDR (Reg. S)	47,400	2,796,600
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Retail - continued
Sprouts Farmers Market LLC (d)	93,200	$ 3,049,504
Whole Foods Market, Inc.	660,779	25,525,893
		88,926,097
Hypermarkets & Super Centers - 5.4%
Costco Wholesale Corp.	96,806	11,148,179
Wal-Mart Stores, Inc.	658,762	49,453,263
		60,601,442
TOTAL FOOD & STAPLES RETAILING		242,152,716
FOOD PRODUCTS - 14.7%
Agricultural Products - 4.7%
Archer Daniels Midland Co.	473,530	20,887,408
Bunge Ltd.	387,999	29,348,244
SLC Agricola SA	321,700	2,798,404
		53,034,056
Packaged Foods & Meats - 10.0%
Annie's, Inc. (a)(d)	103,220	3,490,900
Keurig Green Mountain, Inc.	213,476	26,601,244
Lindt & Spruengli AG	46	2,841,543
Mead Johnson Nutrition Co. Class A	486,510	45,328,137
Nestle SA	187,898	14,559,644
Orion Corp.	2,815	2,578,562
The Hain Celestial Group, Inc. (a)	63,971	5,676,787
Ulker Biskuvi Sanayi A/S	324,475	2,718,508
Unilever NV (NY Reg.) (d)	147,074	6,435,958
Want Want China Holdings Ltd.	526,000	756,044
		110,987,327
TOTAL FOOD PRODUCTS		164,021,383
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
ARAMARK Holdings Corp.	218,202	5,647,068
HOUSEHOLD DURABLES - 0.5%
Household Appliances - 0.2%
SodaStream International Ltd. (a)(d)	70,600	2,372,160
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Housewares & Specialties - 0.3%
Tupperware Brands Corp.	32,200	$ 2,695,140
TOTAL HOUSEHOLD DURABLES		5,067,300
HOUSEHOLD PRODUCTS - 12.0%
Household Products - 12.0%
Colgate-Palmolive Co.	369,205	25,172,397
Procter & Gamble Co.	1,340,548	105,353,667
Svenska Cellulosa AB (SCA) (B Shares)	97,500	2,540,541
		133,066,605
PERSONAL PRODUCTS - 1.8%
Personal Products - 1.8%
Herbalife Ltd.	45,676	2,947,929
L'Oreal SA	48,200	8,306,133
Nu Skin Enterprises, Inc. Class A	112,276	8,303,933
		19,557,995
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
Perrigo Co. PLC	27,134	3,955,052
TOBACCO - 20.5%
Tobacco - 20.5%
Altria Group, Inc.	1,264,923	53,050,871
British American Tobacco PLC sponsored ADR	1,073,781	127,865,840
Imperial Tobacco Group PLC	124,840	5,619,026
ITC Ltd.	756,757	4,095,635
Japan Tobacco, Inc.	87,300	3,183,142
Lorillard, Inc.	132,603	8,084,805
Philip Morris International, Inc.	247,444	20,862,004
Souza Cruz SA	534,500	5,508,289
		228,269,612
TOTAL COMMON STOCKS (Cost $729,868,159)		1,086,062,655
Convertible Preferred Stocks - 0.3%
	Shares	Value
BEVERAGES - 0.3%
Brewers - 0.3%
Ambev SA sponsored ADR (Cost $1,425,211)	509,475	$ 3,586,704
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.11% (b)	20,622,247	20,622,247
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	43,864,898	43,864,898
TOTAL MONEY MARKET FUNDS (Cost $64,487,145)		64,487,145
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $795,780,515)		1,154,136,504
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(41,952,743)
NET ASSETS - 100%		$ 1,112,183,761
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,580
Fidelity Securities Lending Cash Central Fund	97,009
Total	$ 111,589
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,086,062,655	$ 1,052,111,767	$ 33,950,888	$ -
Convertible Preferred Stocks	3,586,704	3,586,704	-	-
Money Market Funds	64,487,145	64,487,145	-	-
Total Investments in Securities:	$ 1,154,136,504	$ 1,120,185,616	$ 33,950,888	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $797,168,107. Net unrealized appreciation aggregated $356,968,397, of which $363,287,863 related to appreciated investment securities and $6,319,466 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Energy Central Fund

June 30, 2014

1.851898.107

ENCIP-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Covanta Holding Corp.	144,600	$ 2,980,206
ELECTRIC UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	71,500	2,608,320
ENERGY EQUIPMENT & SERVICES - 20.1%
Oil & Gas Drilling - 1.8%
Ocean Rig UDW, Inc. (United States)	138,465	2,621,142
Odfjell Drilling A/S	706,622	3,870,734
Pacific Drilling SA (a)	233,154	2,331,540
Precision Drilling Corp.	136,800	1,937,161
Vantage Drilling Co. (a)	2,468,046	4,738,648
Xtreme Drilling & Coil Services Corp. (a)	1,038,900	5,062,818
		20,562,043
Oil & Gas Equipment & Services - 18.3%
Cameron International Corp. (a)	4	271
Dril-Quip, Inc. (a)	58,700	6,412,388
FMC Technologies, Inc. (a)	483,231	29,510,917
Halliburton Co.	937,240	66,553,412
National Oilwell Varco, Inc.	117,530	9,678,596
Oceaneering International, Inc.	226,051	17,661,365
Schlumberger Ltd.	671,057	79,151,173
Total Energy Services, Inc.	70,900	1,543,514
		210,511,636
TOTAL ENERGY EQUIPMENT & SERVICES		231,073,679
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%
Independent Power Producers & Energy Traders - 0.8%
Dynegy, Inc. (a)	251,282	8,744,614
OIL, GAS & CONSUMABLE FUELS - 77.3%
Coal & Consumable Fuels - 0.8%
Peabody Energy Corp.	543,499	8,886,209
Integrated Oil & Gas - 30.9%
BG Group PLC	838,600	17,724,474
Chevron Corp.	1,084,203	141,542,702
Exxon Mobil Corp.	1,839,760	185,227,034
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Imperial Oil Ltd.	145,400	$ 7,662,098
Occidental Petroleum Corp.	21,600	2,216,808
		354,373,116
Oil & Gas Exploration & Production - 32.9%
Anadarko Petroleum Corp.	388,372	42,515,083
Bankers Petroleum Ltd. (a)	963,300	6,156,887
Bonanza Creek Energy, Inc. (a)	129,541	7,408,450
BPZ Energy, Inc. (a)	778,279	2,397,099
Canadian Natural Resources Ltd.	185,100	8,505,181
Cimarex Energy Co.	290,621	41,692,489
Concho Resources, Inc. (a)	86,200	12,455,900
ConocoPhillips Co.	347,886	29,824,267
Continental Resources, Inc. (a)(d)	77,277	12,212,857
Devon Energy Corp.	100,000	7,940,000
Diamondback Energy, Inc. (a)	16,100	1,429,680
EOG Resources, Inc.	578,908	67,651,189
EQT Corp.	168,141	17,974,273
Evolution Petroleum Corp.	85,332	934,385
Gulfport Energy Corp. (a)	124,620	7,826,136
Kodiak Oil & Gas Corp. (a)	1,021,465	14,862,316
Laredo Petroleum Holdings, Inc. (a)	88,782	2,750,466
Memorial Resource Development Corp.	96,900	2,360,484
Noble Energy, Inc.	438,594	33,973,491
Northern Oil & Gas, Inc. (a)(d)	271,846	4,428,371
Parsley Energy, Inc. Class A	52,900	1,273,303
PDC Energy, Inc. (a)	143,427	9,057,415
Peyto Exploration & Development Corp. (d)	86,800	3,279,048
Pioneer Natural Resources Co.	58,161	13,365,979
Rex Energy Corp. (a)	118,021	2,090,152
Rice Energy, Inc.	147,500	4,491,375
SM Energy Co.	28,200	2,371,620
Synergy Resources Corp. (a)	161,741	2,143,068
TAG Oil Ltd. (a)(d)	602,642	1,564,424
Ultra Petroleum Corp. (a)	225,300	6,689,157
Whiting Petroleum Corp. (a)	83,366	6,690,122
		378,314,667
Oil & Gas Refining & Marketing - 5.5%
Alon U.S.A. Energy, Inc.	67,000	833,480
Alon U.S.A. Partners LP	14,834	265,974
CVR Refining, LP	47,031	1,176,245
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Delek U.S. Holdings, Inc.	102,600	$ 2,896,398
Marathon Petroleum Corp.	45,093	3,520,411
Phillips 66 Co.	238,016	19,143,627
Tesoro Corp.	67,800	3,977,826
Valero Energy Corp.	563,705	28,241,621
Western Refining, Inc.	25,000	938,750
World Fuel Services Corp.	54,525	2,684,266
		63,678,598
Oil & Gas Storage & Transport - 7.2%
Access Midstream Partners LP	26,380	1,676,449
Cheniere Energy, Inc. (a)	139,700	10,016,490
Enable Midstream Partners LP	59,200	1,550,448
EnLink Midstream LLC	19,202	799,955
EQT Midstream Partners LP	40,000	3,869,600
Golar LNG Ltd.	20,700	1,244,070
Magellan Midstream Partners LP	42,791	3,596,156
MPLX LP	112,383	7,248,704
ONEOK, Inc.	46,200	3,145,296
Phillips 66 Partners LP	121,423	9,174,722
Plains GP Holdings LP Class A	68,600	2,194,514
SemGroup Corp. Class A	32,500	2,562,625
Targa Resources Corp.	90,508	12,632,202
The Williams Companies, Inc.	199,000	11,583,790
Valero Energy Partners LP	221,359	11,136,571
		82,431,592
TOTAL OIL, GAS & CONSUMABLE FUELS		887,684,182
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Now, Inc.	30,833	1,116,445
TOTAL COMMON STOCKS (Cost $861,582,843)		1,134,207,446
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	2,074,303	$ 2,074,303
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	16,055,272	16,055,272
TOTAL MONEY MARKET FUNDS (Cost $18,129,575)		18,129,575
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $879,712,418)		1,152,337,021
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,443,855)
NET ASSETS - 100%		$ 1,148,893,166
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,531
Fidelity Securities Lending Cash Central Fund	40,774
Total	$ 56,305
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $880,390,124. Net unrealized appreciation aggregated $271,946,897, of which $277,176,057 related to appreciated investment securities and $5,229,160 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Equity
Central Fund

June 30, 2014

1.859215.106

INTCEN-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 5.3%
Australia & New Zealand Banking Group Ltd.	1,131,149	$ 35,561,009
BHP Billiton Ltd.	926,105	31,584,499
Commonwealth Bank of Australia	514,923	39,271,012
CSL Ltd.	216,506	13,586,471
Genworth Mortgage Insurance Ltd.	1,148,295	3,551,534
Magellan Financial Group Ltd.	654,139	6,741,847
Scentre Group unit (a)	2,121,667	6,402,003
Spotless Group Holdings Ltd.	5,333,747	8,298,604
Westfield Corp. unit	1,702,788	11,480,354
Woodside Petroleum Ltd.	427,238	16,545,627
TOTAL AUSTRALIA		173,022,960
Austria - 0.5%
Andritz AG	167,000	9,651,148
OMV AG	145,200	6,561,138
TOTAL AUSTRIA		16,212,286
Bailiwick of Jersey - 1.8%
Genel Energy PLC (a)	64,800	1,125,622
Shire PLC sponsored ADR	118,800	27,976,212
UBM PLC	936,800	10,669,559
WPP PLC	824,300	17,963,049
TOTAL BAILIWICK OF JERSEY		57,734,442
Belgium - 2.9%
Anheuser-Busch InBev SA NV	251,916	28,945,235
Arseus NV	124,900	7,151,434
Delhaize Group SA	117,300	7,937,361
KBC Ancora (a)	122,100	3,689,081
KBC Groupe SA (a)	774,394	42,150,014
Melexis NV	127,600	5,654,900
TOTAL BELGIUM		95,528,025
Bermuda - 0.8%
Cheung Kong Infrastructure Holdings Ltd.	751,000	5,179,210
Hongkong Land Holdings Ltd.	1,141,000	7,610,470
Oriental Watch Holdings Ltd.	6,224,000	1,461,561
Vostok Nafta Investment Ltd. SDR (a)(d)	1,546,679	12,210,837
TOTAL BERMUDA		26,462,078
Common Stocks - continued
	Shares	Value
Brazil - 0.3%
Fleury SA	581,700	$ 4,422,974
Qualicorp SA (a)	564,800	6,671,772
TOTAL BRAZIL		11,094,746
British Virgin Islands - 0.7%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	356,800	12,577,200
Michael Kors Holdings Ltd. (a)	100,000	8,865,000
TOTAL BRITISH VIRGIN ISLANDS		21,442,200
Canada - 1.7%
First Quantum Minerals Ltd.	1,001,100	21,409,589
Imperial Oil Ltd.	302,300	15,930,209
Suncor Energy, Inc.	157,000	6,694,625
West Fraser Timber Co. Ltd.	219,200	10,622,588
TOTAL CANADA		54,657,011
Cayman Islands - 0.7%
Lifestyle International Holdings Ltd.	3,546,500	6,946,205
Tencent Holdings Ltd.	344,500	5,253,909
Value Partners Group Ltd.	14,912,000	9,985,714
TOTAL CAYMAN ISLANDS		22,185,828
Denmark - 0.4%
Pandora A/S	166,000	12,728,542
Finland - 1.5%
Amer Group PLC (A Shares)	482,900	9,885,463
Nokia Corp. (d)	1,104,400	8,356,732
Sampo Oyj (A Shares)	344,300	17,420,077
Tikkurila Oyj	496,500	13,597,149
TOTAL FINLAND		49,259,421
France - 9.4%
Air Liquide SA	199,980	26,999,896
Atos Origin SA	89,720	7,474,413
BNP Paribas SA	466,400	31,641,494
Carrefour SA	273,356	10,083,814
Christian Dior SA	121,200	24,113,866
Compagnie Generale de Geophysique SA (a)	50,900	720,671
GDF Suez	527,800	14,530,216
Hermes International SCA	21,800	8,044,774
Ipsos SA	325,702	12,222,185
Kering SA	48,900	10,723,447
Orange SA	867,400	13,724,280
Common Stocks - continued
	Shares	Value
France - continued
Remy Cointreau SA (d)	25,919	$ 2,384,633
Renault SA	111,800	10,108,384
Societe Generale Series A	337,900	17,700,071
Sodexo SA	104,100	11,196,841
Suez Environnement SA	291,221	5,574,789
Tarkett SA	200,006	7,586,150
Total SA	403,400	29,185,866
Total SA sponsored ADR (d)	500,600	36,143,320
VINCI SA	320,494	23,961,343
TOTAL FRANCE		304,120,453
Germany - 6.8%
adidas AG	127,100	12,873,593
Bayer AG	287,200	40,565,075
Beiersdorf AG	138,500	13,402,428
Continental AG	45,200	10,469,093
Daimler AG (Germany)	155,967	14,607,888
Deutsche Annington Immobilien SE	751,700	22,119,717
Deutsche Telekom AG	1,065,200	18,682,555
E.ON AG	637,727	13,168,453
GEA Group AG	301,245	14,264,070
Metro AG (a)	129,900	5,661,668
RWE AG	210,500	9,040,574
SAP AG (d)	137,543	10,598,336
Siemens AG	272,994	36,044,522
TOTAL GERMANY		221,497,972
Hong Kong - 1.3%
AIA Group Ltd.	4,505,400	22,642,100
Dah Sing Financial Holdings Ltd.	1,522,000	8,051,455
Hysan Development Co. Ltd.	1,723,000	8,069,893
PCCW Ltd.	6,271,000	3,738,132
TOTAL HONG KONG		42,501,580
India - 0.4%
Housing Development Finance Corp. Ltd.	699,052	11,552,515
Indonesia - 0.8%
PT Bank Central Asia Tbk	10,086,500	9,359,047
PT Bank Rakyat Indonesia Tbk	7,661,900	6,673,059
PT Indocement Tunggal Prakarsa Tbk	4,551,100	8,656,879
TOTAL INDONESIA		24,688,985
Common Stocks - continued
	Shares	Value
Ireland - 2.3%
Actavis PLC (a)	64,900	$ 14,475,945
C&C Group PLC	1,575,500	9,805,075
Greencore Group PLC	1,734,154	7,882,560
James Hardie Industries PLC CDI	1,046,121	13,652,327
Perrigo Co. PLC	71,200	10,378,112
Ryanair Holdings PLC sponsored ADR (a)	316,900	17,683,020
TOTAL IRELAND		73,877,039
Israel - 0.5%
Bezeq The Israeli Telecommunication Corp. Ltd.	3,243,200	6,077,160
Kamada (a)	45,686	321,526
Teva Pharmaceutical Industries Ltd. sponsored ADR	215,000	11,270,300
TOTAL ISRAEL		17,668,986
Italy - 1.9%
Azimut Holding SpA	106,500	2,744,529
Eni SpA	307,900	8,420,964
Pirelli & C. SpA	469,100	7,528,209
Prada SpA	1,083,600	7,668,696
Prysmian SpA	748,000	16,899,901
Telecom Italia SpA (a)	9,116,600	11,538,896
World Duty Free SpA (a)	550,000	6,702,724
TOTAL ITALY		61,503,919
Japan - 15.6%
AEON Mall Co. Ltd.	418,340	11,030,333
Ain Pharmaciez, Inc.	94,300	4,550,089
Astellas Pharma, Inc.	2,049,400	26,950,771
Broadleaf Co. Ltd.	22,900	439,599
Coca-Cola Central Japan Co. Ltd.	179,000	4,558,194
Daikin Industries Ltd.	284,400	17,949,271
Hirose Electric Co. Ltd.	40,700	6,050,535
Hitachi Ltd.	1,851,000	13,566,105
Honda Motor Co. Ltd.	569,800	19,883,038
Iida Group Holdings Co. Ltd.	394,600	5,997,341
INPEX Corp.	289,400	4,402,411
Japan Tobacco, Inc.	743,500	27,109,581
JSR Corp.	896,700	15,394,569
Kansai Electric Power Co., Inc. (a)	199,500	1,880,514
Keyence Corp.	19,100	8,352,196
Komatsu Ltd.	644,500	14,960,963
Kuraray Co. Ltd.	1,417,100	17,973,375
Lasertec Corp. (a)	220,000	2,221,752
Common Stocks - continued
	Shares	Value
Japan - continued
Leopalace21 Corp. (a)	1,526,500	$ 7,873,519
Mitsubishi Electric Corp.	1,411,000	17,429,717
Mitsui Fudosan Co. Ltd.	300,000	10,124,781
Murata Manufacturing Co. Ltd.	111,300	10,437,790
NEC Corp.	447,000	1,426,604
Nippon Telegraph & Telephone Corp.	196,900	12,272,358
Nitori Holdings Co. Ltd.	119,200	6,521,657
Nomura Holdings, Inc.	2,182,700	15,460,738
Nomura Real Estate Holdings, Inc.	472,700	8,953,268
NSK Ltd.	762,000	9,916,165
NTT Urban Development Co.	1,021,600	11,504,985
OMRON Corp.	325,130	13,710,599
ORIX Corp.	2,259,000	37,456,023
Osaka Gas Co. Ltd.	1,100,000	4,622,004
Rakuten, Inc.	962,200	12,440,377
Seven & i Holdings Co., Ltd.	280,900	11,839,886
Ship Healthcare Holdings, Inc.	166,400	5,839,623
SoftBank Corp.	282,400	21,045,289
Sumitomo Realty & Development Co. Ltd.	291,000	12,500,358
Tokio Marine Holdings, Inc.	467,700	15,393,762
Tokyo Gas Co. Ltd.	1,150,000	6,717,506
Toshiba Plant Systems & Services Corp.	550,900	8,188,760
Totetsu Kogyo Co. Ltd.	408,400	9,106,724
Toyota Motor Corp.	456,200	27,313,889
VT Holdings Co. Ltd.	922,300	5,268,594
TOTAL JAPAN		506,635,613
Korea (South) - 0.6%
Samchully Co. Ltd.	25,798	3,925,783
Samsung Electronics Co. Ltd.	3,721	4,860,832
Seoul Semiconductor Co. Ltd.	139,177	5,239,767
SK Hynix, Inc. (a)	115,821	5,556,432
TOTAL KOREA (SOUTH)		19,582,814
Luxembourg - 0.4%
Eurofins Scientific SA	38,200	11,748,211
Netherlands - 2.3%
AerCap Holdings NV (a)	379,300	17,371,940
Airbus Group NV	307,400	20,599,963
ASML Holding NV (Netherlands)	153,711	14,335,298
Common Stocks - continued
	Shares	Value
Netherlands - continued
Exact Holdings NV	140,600	$ 5,005,613
Royal DSM NV	227,868	16,596,325
TOTAL NETHERLANDS		73,909,139
New Zealand - 0.3%
A2 Milk Co. Ltd. (a)	4,088,607	2,470,048
Telecom Corp. of New Zealand Ltd.	3,110,084	7,297,731
TOTAL NEW ZEALAND		9,767,779
Norway - 0.5%
Statoil ASA	150,400	4,623,124
Telenor ASA	451,600	10,285,305
TOTAL NORWAY		14,908,429
Portugal - 0.3%
Energias de Portugal SA	1,560,863	7,831,030
Galp Energia SGPS SA Class B	185,821	3,404,470
TOTAL PORTUGAL		11,235,500
South Africa - 0.2%
Metair Investment Ltd.	1,806,575	6,371,850
Spain - 1.4%
Criteria CaixaCorp SA	3,362,068	20,748,785
Gas Natural SDG SA (d)	273,900	8,650,558
Iberdrola SA	1,937,370	14,810,810
TOTAL SPAIN		44,210,153
Sweden - 2.2%
East Capital Explorer AB (a)(d)	1,172,158	10,131,201
Nordea Bank AB	2,357,000	33,265,500
Svenska Cellulosa AB (SCA) (B Shares)	417,400	10,876,120
Svenska Handelsbanken AB (A Shares)	291,000	14,246,111
Telefonaktiebolaget LM Ericsson (B Shares)	221,099	2,671,043
TOTAL SWEDEN		71,189,975
Switzerland - 5.8%
Compagnie Financiere Richemont SA Series A	211,410	22,182,793
Lonza Group AG	77,460	8,429,060
Nestle SA	520,448	40,327,930
Nestle SA sponsored ADR	40,700	3,161,169
Roche Holding AG (participation certificate)	213,232	63,533,936
Common Stocks - continued
	Shares	Value
Switzerland - continued
Syngenta AG (Switzerland)	61,278	$ 22,639,112
UBS AG	1,455,356	26,683,248
TOTAL SWITZERLAND		186,957,248
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	1,314,300	8,305,533
United Kingdom - 20.6%
Aberdeen Asset Management PLC	2,192,200	17,029,107
BG Group PLC	1,571,516	33,215,232
BHP Billiton PLC	458,736	14,913,053
BP PLC	2,627,137	23,134,373
Brit PLC (a)	3,202,800	13,429,116
British American Tobacco PLC (United Kingdom)	562,100	33,446,231
Britvic PLC	712,400	8,869,690
BT Group PLC	3,044,400	20,004,953
Bunzl PLC	521,296	14,470,608
Burberry Group PLC	123,864	3,143,676
Diageo PLC	107,948	3,438,047
Exova Group Ltd. PLC (a)	1,103,735	4,646,773
GlaxoSmithKline PLC	1,585,300	42,208,926
Hikma Pharmaceuticals PLC	387,569	11,129,932
John Wood Group PLC	261,900	3,614,859
Lloyds Banking Group PLC (a)	16,772,800	21,319,459
Meggitt PLC	2,450,442	21,220,054
Michael Page International PLC	1,417,100	10,452,720
Mondi PLC	955,700	17,369,913
National Grid PLC	1,152,000	16,585,127
Prudential PLC	1,727,122	39,570,880
Reckitt Benckiser Group PLC	282,217	24,632,295
Rio Tinto PLC	453,400	24,481,003
Rolls-Royce Group PLC	1,440,670	26,356,865
Royal & Sun Alliance Insurance Group PLC	1,764,175	14,335,205
Royal Dutch Shell PLC Class A (United Kingdom)	741,968	30,660,153
SABMiller PLC	164,300	9,526,481
Scottish & Southern Energy PLC	363,000	9,734,803
St. James's Place Capital PLC	1,627,200	21,220,101
St. Modwen Properties PLC	2,251,800	13,819,478
Standard Chartered PLC:
(Hong Kong)	473,453	9,633,508
(United Kingdom)	2,421,947	49,490,346
The Weir Group PLC	242,530	10,870,574
Unilever PLC	173,899	7,882,754
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unite Group PLC	1,836,557	$ 12,383,750
Vodafone Group PLC	8,795,328	29,396,454
TOTAL UNITED KINGDOM		667,636,499
United States of America - 5.2%
AbbVie, Inc.	430,100	24,274,844
Accuray, Inc. (a)(d)	1,454,400	12,798,720
Amdocs Ltd.	107,000	4,957,310
Anadarko Petroleum Corp.	33,800	3,700,086
Cobalt International Energy, Inc. (a)	167,000	3,064,450
Coca-Cola Enterprises, Inc.	283,000	13,521,740
Constellation Brands, Inc. Class A (sub. vtg.) (a)	128,800	11,351,144
Facebook, Inc. Class A (a)	97,900	6,587,691
Fossil Group, Inc. (a)	122,800	12,835,056
Lorillard, Inc.	127,200	7,755,384
Mead Johnson Nutrition Co. Class A	77,800	7,248,626
Molson Coors Brewing Co. Class B	109,700	8,135,352
Mondelez International, Inc.	151,800	5,709,198
Monster Beverage Corp. (a)	201,100	14,284,133
Nu Skin Enterprises, Inc. Class A	101,100	7,477,356
Reynolds American, Inc.	122,400	7,386,840
United Technologies Corp.	149,700	17,282,865
TOTAL UNITED STATES OF AMERICA		168,370,795
TOTAL COMMON STOCKS (Cost $2,599,166,907)		3,098,568,526
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Porsche Automobil Holding SE (Germany)	111,600	11,627,608
Volkswagen AG	94,400	24,792,436
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,249,801)		36,420,044
Government Obligations - 0.0%
	Principal Amount	Value
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 8/21/14 to 9/18/14 (e) (Cost $389,986)	$ 390,000	$ 389,986
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	96,495,238	96,495,238
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	42,573,534	42,573,534
TOTAL MONEY MARKET FUNDS (Cost $139,068,772)		139,068,772
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,766,875,466)		3,274,447,328
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(31,592,169)
NET ASSETS - 100%		$ 3,242,855,159
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
70 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	$ 6,891,150	$ 6,582

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $389,986.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,623
Fidelity Securities Lending Cash Central Fund	1,502,530
Total	$ 1,570,153
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 363,157,394	$ 267,769,449	$ 95,387,945	$ -
Consumer Staples	361,661,062	191,625,754	170,035,308	-
Energy	231,147,200	130,720,309	100,426,891	-
Financials	792,536,927	574,665,573	217,871,354	-
Health Care	343,733,844	205,200,588	138,533,256	-
Industrials	355,212,720	241,616,598	113,596,122	-
Information Technology	155,334,656	63,168,067	92,166,589	-
Materials	255,890,277	128,904,666	126,985,611	-
Telecommunica- tion Services	154,063,113	27,398,328	126,664,785	-
Utilities	122,251,377	92,446,226	29,805,151	-
Government Obligations	389,986	-	389,986	-
Money Market Funds	139,068,772	139,068,772	-	-
Total Investments in Securities:	$ 3,274,447,328	$ 2,062,584,330	$ 1,211,862,998	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 6,582	$ 6,582	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 58,413,828
Level 2 to Level 1	$ 0
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $2,787,358,719. Net unrealized appreciation aggregated $487,088,609, of which $544,662,537 related to appreciated investment securities and $57,573,928 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Information Technology
Central Fund

June 30, 2014

1.851902.107

ITCIP-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Tesla Motors, Inc. (a)	51,335	$ 12,323,480
COMMUNICATIONS EQUIPMENT - 4.4%
Communications Equipment - 4.4%
ADVA Optical Networking SE (a)	313,154	1,365,305
F5 Networks, Inc. (a)	100,261	11,173,086
Ixia (a)	373,199	4,265,665
Juniper Networks, Inc. (a)	712,201	17,477,413
Palo Alto Networks, Inc. (a)	80,500	6,749,925
QUALCOMM, Inc.	132,400	10,486,080
Radware Ltd. (a)	527,527	8,899,380
Riverbed Technology, Inc. (a)	965,551	19,919,317
Sandvine Corp. (U.K.) (a)	1,264,000	4,264,467
Sonus Networks, Inc. (a)	1,609,632	5,778,579
Spirent Communications PLC	5,885,300	9,563,461
		99,942,678
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	1,310,000	1,245,426
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
LifeLock, Inc. (a)	339,533	4,739,881
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Alternative Carriers - 0.1%
8x8, Inc. (a)	271,500	2,193,720
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Acuity Brands, Inc.	84,584	11,693,738
BizLink Holding, Inc.	131,000	629,291
TECO Electric & Machinery Co. Ltd.	1,826,000	2,099,694
		14,422,723
ELECTRONIC EQUIPMENT & COMPONENTS - 5.3%
Electronic Components - 2.4%
Alps Electric Co. Ltd.	409,900	5,267,290
Delta Electronics, Inc.	830,000	6,043,184
Iljin Materials Co. Ltd. (a)	19,900	214,338
InvenSense, Inc. (a)(d)	690,935	15,677,315
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
Largan Precision Co. Ltd.	31,000	$ 2,469,830
Ledlink Optics, Inc.	1,315,401	3,346,572
LG Innotek Co. Ltd. (a)	16,435	2,354,817
OMRON Corp.	230,500	9,720,090
Sapphire Technology Co. Ltd. (a)	22,322	768,697
Sunny Optical Technology Group Co. Ltd.	3,102,000	4,386,602
Yageo Corp.	3,671,000	2,611,390
Yaskawa Electric Corp.	81,000	981,920
		53,842,045
Electronic Equipment & Instruments - 1.4%
Chroma ATE, Inc.	2,796,188	7,825,301
DynaColor, Inc.	396,000	1,007,482
FEI Co.	7,100	644,183
PAX Global Technology Ltd. (a)	7,707,000	5,061,497
Posiflex Technologies, Inc.	39,000	245,443
TPK Holding Co. Ltd.	1,812,000	18,076,023
		32,859,929
Electronic Manufacturing Services - 1.2%
AIC, Inc.	178,000	1,120,228
TE Connectivity Ltd.	177,845	10,997,935
Trimble Navigation Ltd. (a)	430,127	15,893,193
		28,011,356
Technology Distributors - 0.3%
Digital China Holdings Ltd. (H Shares)	7,629,000	6,890,354
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		121,603,684
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
Intai Technology Corp.	853,000	5,653,829
PW Medtech Group Ltd. (a)	2,127,000	1,141,660
		6,795,489
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
athenahealth, Inc. (a)(d)	54,330	6,798,313
M3, Inc.	535,700	8,528,959
		15,327,272
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
Skyworth Digital Holdings Ltd.	1,972,000	$ 941,422
INTERNET & CATALOG RETAIL - 1.3%
Internet Retail - 1.3%
Ctrip.com International Ltd. sponsored ADR (a)	415,154	26,586,462
HomeAway, Inc. (a)	200	6,964
InterPark INT Corp.	5,265	108,474
Jumei International Holding Ltd. sponsored ADR (d)	4,500	122,400
RetailMeNot, Inc. (d)	42,000	1,117,620
TripAdvisor, Inc. (a)	10,240	1,112,678
Vipshop Holdings Ltd. ADR (a)	88	16,521
		29,071,119
INTERNET SOFTWARE & SERVICES - 26.9%
Internet Software & Services - 26.9%
21Vianet Group, Inc. ADR (a)	154,200	4,621,374
58.com, Inc. ADR	174,300	9,422,658
Angie's List, Inc. (a)(d)	183,236	2,187,838
Baidu.com, Inc. sponsored ADR (a)	74,100	13,842,621
Benefitfocus, Inc. (d)	27,600	1,275,672
blinkx PLC (a)(d)	695,967	756,334
ChannelAdvisor Corp. (a)	370,700	9,771,652
Constant Contact, Inc. (a)	25,900	831,649
Cornerstone OnDemand, Inc. (a)	354,766	16,326,331
Cvent, Inc.	126,987	3,694,052
Demandware, Inc. (a)	170,620	11,835,909
E2open, Inc. (a)(d)	267,904	5,537,576
eGain Communications Corp. (a)	125,850	852,005
Endurance International Group Holdings, Inc.	947,300	14,484,217
Facebook, Inc. Class A (a)	1,228,063	82,636,359
Google, Inc.:
Class A (a)	213,173	124,635,858
Class C (a)	203,973	117,341,587
Just Dial Ltd.	9,503	231,286
LinkedIn Corp. (a)	6,900	1,183,143
Marketo, Inc. (a)	213,530	6,209,452
Move, Inc. (a)	788,104	11,656,058
Naver Corp.	59,280	48,911,858
NIC, Inc.	113,724	1,802,525
Opower, Inc.	22,500	424,125
Pandora Media, Inc. (a)	110,700	3,265,650
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Q2 Holdings, Inc. (a)	69,700	$ 993,922
Rackspace Hosting, Inc. (a)	77,826	2,619,623
SciQuest, Inc. (a)	95,019	1,680,886
SouFun Holdings Ltd. ADR	23,500	230,065
TelecityGroup PLC	301,100	3,885,381
Tencent Holdings Ltd.	2,990,000	45,599,969
Textura Corp. (d)	309,104	7,307,219
Twitter, Inc. (d)	145,100	5,944,747
Web.com Group, Inc. (a)	273,416	7,893,520
Yahoo!, Inc. (a)	675,976	23,747,037
Yandex NV (a)	389,700	13,888,908
Yelp, Inc. (a)	57,233	4,388,626
YY, Inc. ADR (a)(d)	59,000	4,454,500
		616,372,192
IT SERVICES - 8.5%
Data Processing & Outsourced Services - 7.1%
Addcn Technology Co. Ltd.	15,000	213,909
Alliance Data Systems Corp. (a)	49,900	14,034,375
Computer Sciences Corp.	296,800	18,757,760
DST Systems, Inc.	94,752	8,733,292
Euronet Worldwide, Inc. (a)	59,164	2,854,071
Fidelity National Information Services, Inc.	1,041,437	57,008,261
Fiserv, Inc. (a)	147,867	8,919,337
Global Payments, Inc.	19,500	1,420,575
MasterCard, Inc. Class A	204,683	15,038,060
NETELLER PLC (a)	1,363,447	9,333,613
QIWI PLC Class B sponsored ADR (d)	5,900	237,947
Quindell PLC	864,733	3,403,779
Total System Services, Inc.	555,048	17,434,058
Vantiv, Inc. (a)	139,200	4,679,904
		162,068,941
IT Consulting & Other Services - 1.4%
Anite Group PLC	530,100	859,584
Cognizant Technology Solutions Corp. Class A (a)	556,794	27,232,795
EPAM Systems, Inc. (a)	88,334	3,864,613
Virtusa Corp. (a)	36,100	1,292,380
		33,249,372
TOTAL IT SERVICES		195,318,313
Common Stocks - continued
	Shares	Value
LEISURE PRODUCTS - 0.4%
Leisure Products - 0.4%
Bandai Namco Holdings, Inc.	254,100	$ 5,957,539
Ourgame International Holdings Ltd.	6,412,000	3,102,421
Sega Sammy Holdings, Inc.	69,300	1,364,697
		10,424,657
MACHINERY - 0.2%
Industrial Machinery - 0.2%
King Slide Works Co. Ltd.	263,000	3,759,344
MEDIA - 0.5%
Broadcasting - 0.5%
CJ E&M Corp. (a)	54,749	2,301,947
Fuji Media Holdings, Inc.	472,900	8,223,673
		10,525,620
Publishing - 0.0%
NEXT Co. Ltd.	89,700	754,087
TOTAL MEDIA		11,279,707
PROFESSIONAL SERVICES - 0.7%
Human Resource & Employment Services - 0.3%
51job, Inc. sponsored ADR (a)	3,900	257,244
Paylocity Holding Corp. (a)	56,300	1,217,769
WageWorks, Inc. (a)	82,400	3,972,504
		5,447,517
Research & Consulting Services - 0.4%
ICF International, Inc. (a)	58,100	2,054,416
Verisk Analytics, Inc. (a)	129,932	7,798,519
		9,852,935
TOTAL PROFESSIONAL SERVICES		15,300,452
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.5%
Semiconductor Equipment - 2.4%
Aixtron AG (a)	1,529	22,192
ASM Pacific Technology Ltd. (d)	528,200	5,772,417
Daqo New Energy Corp. ADR (a)	32,036	1,024,511
GCL-Poly Energy Holdings Ltd. (a)	68,935,000	23,036,443
GT Advanced Technologies, Inc. (a)(d)	265,163	4,932,032
Nanometrics, Inc. (a)	103,200	1,883,400
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
Rubicon Technology, Inc. (a)(d)	854,732	$ 7,478,905
SMA Solar Technology AG (a)	22,764	855,637
Tessera Technologies, Inc.	485,366	10,716,881
		55,722,418
Semiconductors - 10.1%
Altera Corp.	263,653	9,164,578
Atmel Corp. (a)	244,200	2,288,154
Audience, Inc. (a)	265,500	3,175,380
Broadcom Corp. Class A	770,084	28,585,518
Capella Microsystems, Inc.	283,000	1,070,516
Cavium, Inc. (a)	86,712	4,306,118
Cirrus Logic, Inc. (a)(d)	160,400	3,647,496
Cree, Inc. (a)	193,237	9,652,188
Crystalwise Technology, Inc. (a)	110,275	130,495
EPISTAR Corp.	1,443,000	3,574,592
Fairchild Semiconductor International, Inc. (a)	69,700	1,087,320
First Solar, Inc. (a)	220,800	15,690,048
Freescale Semiconductor, Inc. (a)	226,591	5,324,889
Genesis Photonics, Inc. (a)	2,184,000	1,776,591
Inphi Corp. (a)	105,150	1,543,602
Intermolecular, Inc. (a)	782,834	1,824,003
Intersil Corp. Class A	145,117	2,169,499
Lextar Electronics Corp.	489,000	494,361
M/A-COM Technology Solutions, Inc. (a)	30,200	678,896
Macronix International Co. Ltd. (a)	933,000	229,873
MagnaChip Semiconductor Corp. (a)	280,927	3,961,071
Melexis NV	110,370	4,891,311
Mellanox Technologies Ltd. (a)(d)	209,722	7,310,909
Micrel, Inc.	98,700	1,113,336
Micron Technology, Inc. (a)	380,000	12,521,000
Monolithic Power Systems, Inc.	167,651	7,100,020
NXP Semiconductors NV (a)	183,511	12,144,758
On-Bright Electronics, Inc.	176,000	1,505,331
Peregrine Semiconductor Corp. (a)	88,450	606,767
Phison Electronics Corp.	429,000	3,453,829
PixArt Imaging, Inc. (a)	39,000	100,788
PMC-Sierra, Inc. (a)	753,000	5,730,330
Power Integrations, Inc.	104,400	6,007,176
Radiant Opto-Electronics Corp.	1,175,000	5,034,731
RDA Microelectronics, Inc. sponsored ADR	281,950	4,824,165
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
RF Micro Devices, Inc. (a)	839,531	$ 8,051,102
Semiconductor Manufacturing International Corp. (a)	106,310,000	9,118,218
Semiconductor Manufacturing International Corp. sponsored ADR (a)	651,600	2,749,752
Seoul Semiconductor Co. Ltd.	326,247	12,282,619
Silergy Corp.	97,000	907,574
Silicon Laboratories, Inc. (a)	129,300	6,368,025
Sitronix Technology Corp.	575,000	1,208,804
Spansion, Inc. Class A (a)	299,600	6,312,572
SunEdison Semiconductor Ltd.	301,450	5,103,549
TriQuint Semiconductor, Inc. (a)	206,800	3,269,508
Xilinx, Inc.	49,854	2,358,593
YoungTek Electronics Corp.	77,755	171,791
		230,621,746
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		286,344,164
SOFTWARE - 19.4%
Application Software - 7.4%
Adobe Systems, Inc. (a)	97,207	7,033,899
ANSYS, Inc. (a)	54,711	4,148,188
Aspen Technology, Inc. (a)	196,680	9,125,952
Autodesk, Inc. (a)	244,400	13,779,272
BroadSoft, Inc. (a)	403,187	10,640,105
Callidus Software, Inc. (a)	97,300	1,161,762
Citrix Systems, Inc. (a)	265,178	16,586,884
Concur Technologies, Inc. (a)	259,039	24,178,700
Descartes Systems Group, Inc. (a)	212,900	3,050,692
Guidewire Software, Inc. (a)	384	15,613
Interactive Intelligence Group, Inc. (a)	178,215	10,003,208
Jive Software, Inc. (a)	96,356	819,990
Kingdee International Software Group Co. Ltd. (a)	32,651,600	10,700,746
Linx SA	196,500	4,605,900
Manhattan Associates, Inc. (a)	36,000	1,239,480
MicroStrategy, Inc. Class A (a)	68,186	9,588,315
MobileIron, Inc.	29,500	280,840
PROS Holdings, Inc. (a)	20,167	533,215
salesforce.com, Inc. (a)	587,420	34,117,354
SolarWinds, Inc. (a)	6,131	237,024
Splunk, Inc. (a)	60,597	3,352,832
TIBCO Software, Inc. (a)	1,031	20,795
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Ultimate Software Group, Inc. (a)	19,500	$ 2,694,315
Workday, Inc. Class A (a)	2,359	211,980
Zendesk, Inc.	76,369	1,327,293
		169,454,354
Home Entertainment Software - 1.6%
Activision Blizzard, Inc.	574,140	12,803,322
Electronic Arts, Inc. (a)	333,100	11,948,297
Nintendo Co. Ltd.	82,400	9,895,190
Nintendo Co. Ltd. ADR	230,700	3,448,965
		38,095,774
Systems Software - 10.4%
Allot Communications Ltd. (a)	511,609	6,676,497
CommVault Systems, Inc. (a)	42,200	2,074,974
Exact Holdings NV (d)	126,500	4,503,628
Fleetmatics Group PLC (a)	289,676	9,368,122
Imperva, Inc. (a)	47,391	1,240,696
Infoblox, Inc. (a)	85,900	1,129,585
Microsoft Corp.	3,379,843	140,939,453
NetSuite, Inc. (a)	266,539	23,156,908
Oracle Corp.	407,100	16,499,763
Red Hat, Inc. (a)	185,040	10,227,161
ServiceNow, Inc. (a)	367,055	22,742,728
		238,559,515
TOTAL SOFTWARE		446,109,643
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 14.9%
Technology Hardware, Storage & Peripherals - 14.9%
ADLINK Technology, Inc.	85,000	226,169
Apple, Inc.	3,086,370	286,816,367
BlackBerry Ltd. (a)(d)	114,514	1,172,623
Casetek Holdings	197,000	1,157,369
Catcher Technology Co. Ltd.	389,000	3,626,630
Cray, Inc. (a)	347,478	9,242,915
Hewlett-Packard Co.	806,400	27,159,552
Lite-On Technology Corp.	422,000	704,216
NCR Corp. (a)	195,672	6,866,130
Nimble Storage, Inc.	10,800	331,776
Silicon Graphics International Corp. (a)	409,976	3,943,969
		341,247,716
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
RingCentral, Inc.	391,100	$ 5,917,343
TOTAL COMMON STOCKS (Cost $1,788,047,384)		2,240,680,425
Convertible Preferred Stocks - 0.3%

INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. 8.00% (e) (Cost $7,600,029)	122,478	7,600,029
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.11% (b)	49,469,981	49,469,981
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	33,908,380	33,908,380
TOTAL MONEY MARKET FUNDS (Cost $83,378,361)		83,378,361
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,879,025,774)		2,331,658,815
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(37,248,213)
NET ASSETS - 100%		$ 2,294,410,602
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,600,029 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Uber Technologies, Inc. 8.00%	6/6/14	$ 7,600,029
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,995
Fidelity Securities Lending Cash Central Fund	567,749
Total	$ 606,744
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,240,680,425	$ 2,180,846,570	$ 59,833,855	$ -
Convertible Preferred Stocks	7,600,029	-	-	7,600,029
Money Market Funds	83,378,361	83,378,361	-	-
Total Investments in Securities:	$ 2,331,658,815	$ 2,264,224,931	$ 59,833,855	$ 7,600,029
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,885,117,465. Net unrealized appreciation aggregated $446,541,350, of which $496,171,945 related to appreciated investment securities and $49,630,595 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 1

June 30, 2014

1.816013.110

HP1-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.2%
	Principal Amount	Value
Aerospace - 1.1%
TransDigm, Inc.:
5.5% 10/15/20	$ 2,300,000	$ 2,337,720
6% 7/15/22 (d)	450,000	462,375
6.5% 7/15/24 (d)	445,000	463,356
Triumph Group, Inc.:
4.875% 4/1/21	1,570,000	1,566,075
5.25% 6/1/22 (d)	190,000	190,475
		5,020,001
Air Transportation - 3.4%
Air Canada:
6.625% 5/15/18 (d)	1,390,000	1,438,928
7.75% 4/15/21 (d)	1,205,000	1,280,313
Allegiant Travel Co. 5.5% 7/15/19	145,000	147,356
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	194,142	200,937
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,454,976	1,673,222
6.125% 4/29/18 (d)	190,000	203,300
9.25% 5/10/17	267,224	300,626
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (d)	1,010,000	1,080,700
6.75% 5/23/17	1,010,000	1,080,700
8.021% 8/10/22	835,131	977,103
8.954% 8/10/14	194,828	196,289
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	127,851	144,625
U.S. Airways Group, Inc. 6.125% 6/1/18	825,000	871,406
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	970,550
Series 2013-1 Class B, 5.375% 5/15/23	190,000	196,650
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	540,814	594,896
9.75% 1/15/17	667,082	763,809
12% 1/15/16 (d)	177,268	200,757
United Continental Holdings, Inc.:
6% 12/1/20	1,280,000	1,337,600
6% 7/15/26	1,335,000	1,301,625
6% 7/15/28	865,000	832,563
6.375% 6/1/18	80,000	86,400
		15,880,355
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - 2.4%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	$ 165,000	$ 173,250
6.25% 3/15/21	1,240,000	1,333,000
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19	3,630,000	3,943,088
Dana Holding Corp.:
6% 9/15/23	315,000	333,900
6.75% 2/15/21	1,535,000	1,655,881
General Motors Co. 3.5% 10/2/18 (d)	380,000	388,550
General Motors Financial Co., Inc.:
3.25% 5/15/18	405,000	411,075
4.75% 8/15/17	840,000	893,550
Schaeffler Finance BV 4.25% 5/15/21 (d)	685,000	686,199
Schaeffler Holding Finance BV 6.875% 8/15/18pay-in-kind (d)(g)	1,390,000	1,464,713
		11,283,206
Banks & Thrifts - 1.1%
Ally Financial, Inc. 4.75% 9/10/18	1,015,000	1,077,169
GMAC LLC 8% 12/31/18	1,160,000	1,377,500
Ocwen Financial Corp. 6.625% 5/15/19 (d)	970,000	1,001,525
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	1,125,000	1,141,689
6% 12/19/23	110,000	118,870
Synovus Financial Corp.:
5.125% 6/15/17	105,000	109,463
7.875% 2/15/19	165,000	188,925
		5,015,141
Broadcasting - 1.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	4,255,000	4,191,175
9% 12/15/19	645,000	687,731
10% 1/15/18 (d)	1,570,000	1,517,013
Starz LLC/Starz Finance Corp. 5% 9/15/19	1,540,000	1,603,525
		7,999,444
Building Materials - 2.0%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	555,000	598,013
6.875% 8/15/18 (d)	1,155,000	1,197,735
Building Materials Holding Corp. 9% 9/15/18 (d)	1,310,000	1,411,525
CEMEX Finance LLC 6% 4/1/24 (d)	620,000	645,575
CEMEX S.A.B. de CV 6.5% 12/10/19 (d)	390,000	417,788
HD Supply, Inc. 7.5% 7/15/20	2,520,000	2,753,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Headwaters, Inc.:
7.25% 1/15/19 (d)	$ 260,000	$ 274,950
7.625% 4/1/19	760,000	811,300
Masco Corp. 5.95% 3/15/22	720,000	795,600
U.S. Concrete, Inc. 8.5% 12/1/18 (d)	335,000	362,638
		9,268,224
Cable TV - 2.8%
Altice S.A. 7.75% 5/15/22 (d)	1,300,000	1,387,750
Cablevision Systems Corp. 7.75% 4/15/18	795,000	898,350
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	1,235,000	1,312,188
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	190,000	192,375
DISH DBS Corp.:
4.25% 4/1/18	785,000	816,400
6.75% 6/1/21	1,245,000	1,419,300
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	370,000	412,550
Numericable Group SA:
4.875% 5/15/19 (d)	750,000	769,688
6% 5/15/22 (d)	1,295,000	1,346,800
6.25% 5/15/24 (d)	1,195,000	1,247,281
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (d)	760,000	813,200
Wave Holdco LLC / Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (d)(g)	110,000	112,888
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	1,970,000	2,127,600
		12,856,370
Capital Goods - 0.4%
Belden, Inc. 5.25% 7/15/24 (d)	120,000	120,900
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)	1,515,000	1,685,438
		1,806,338
Chemicals - 2.4%
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	799,000	860,923
LSB Industries, Inc. 7.75% 8/1/19	515,000	551,050
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	1,790,000	1,872,788
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,670,000	1,732,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	$ 4,520,000	$ 4,870,300
Tronox Finance LLC 6.375% 8/15/20	1,465,000	1,512,613
		11,400,299
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	1,540,000	1,455,300
Containers - 3.0%
Ardagh Finance Holdings SA 8.625% 6/15/19pay-in-kind (d)(g)	315,000	323,318
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2132% 12/15/19 (d)(f)(g)	1,125,000	1,122,188
6% 6/30/21 (d)(f)	200,000	200,120
6.25% 1/31/19 (d)	260,000	266,500
6.75% 1/31/21 (d)	300,000	309,750
7% 11/15/20 (d)	266,471	275,797
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (d)	720,000	738,000
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)(g)	635,951	656,619
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	4,370,000	4,256,380
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	535,000	564,425
8.5% 5/15/18 (c)	1,995,000	2,087,269
9.875% 8/15/19	2,850,000	3,156,375
		13,956,741
Diversified Financial Services - 6.4%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
3.75% 5/15/19 (d)	940,000	947,050
4.5% 5/15/21 (d)	2,145,000	2,182,538
Aircastle Ltd.:
4.625% 12/15/18	355,000	365,650
5.125% 3/15/21	800,000	828,000
6.25% 12/1/19	640,000	700,800
CIT Group, Inc.:
3.875% 2/19/19	725,000	727,103
5.5% 2/15/19 (d)	655,000	709,856
CNH Industrial Capital LLC 3.375% 7/15/19 (d)	1,175,000	1,166,188
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Cogent Communications Finance, Inc. 5.625% 4/15/21 (d)	$ 330,000	$ 327,525
FLY Leasing Ltd. 6.75% 12/15/20	1,155,000	1,230,075
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	195,000	197,194
4.875% 3/15/19	1,610,000	1,658,300
5.875% 2/1/22	3,740,000	3,917,650
6% 8/1/20	2,400,000	2,571,000
ILFC E-Capital Trust I 5.21% 12/21/65 (d)(g)	1,995,000	1,947,619
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	1,730,000	1,737,612
International Lease Finance Corp.:
3.875% 4/15/18	910,000	932,750
5.875% 4/1/19	1,140,000	1,254,000
6.25% 5/15/19	900,000	1,008,000
SLM Corp.:
4.875% 6/17/19	1,085,000	1,118,201
5.5% 1/15/19	1,850,000	1,949,900
5.5% 1/25/23	1,400,000	1,387,750
8% 3/25/20	460,000	531,875
8.45% 6/15/18	460,000	544,525
		29,941,161
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	925,000	987,438
6.5% 11/15/22	1,820,000	1,961,050
MDC Partners, Inc. 6.75% 4/1/20 (d)	480,000	506,400
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	910,000	916,825
5% 4/15/22 (d)(f)	265,000	266,988
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)	1,070,000	1,104,775
		5,743,476
Electric Utilities - 3.2%
Atlantic Power Corp. 9% 11/15/18	2,830,000	2,964,425
Global Partners LP / GLP Finance Corp. 6.25% 7/15/22 (d)	120,000	120,000
NRG Energy, Inc.:
6.25% 7/15/22 (d)	1,085,000	1,155,525
6.25% 5/1/24 (d)	1,365,000	1,426,425
7.625% 1/15/18	85,000	97,538
NSG Holdings II, LLC 7.75% 12/15/25 (d)	5,740,000	6,199,164
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
The AES Corp.:
4.875% 5/15/23	$ 475,000	$ 470,250
7.375% 7/1/21	2,060,000	2,410,200
		14,843,527
Energy - 11.0%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,380,000	1,454,175
4.875% 3/15/24	290,000	306,313
Approach Resources, Inc. 7% 6/15/21	1,635,000	1,704,488
Basic Energy Services, Inc. 7.75% 2/15/19	1,465,000	1,552,900
Chesapeake Energy Corp.:
4.875% 4/15/22	750,000	776,250
6.125% 2/15/21	1,720,000	1,926,400
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	290,000	310,300
6.125% 7/15/22	705,000	779,025
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (d)	335,000	352,588
7.75% 4/1/19	590,000	632,775
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,485,000	1,566,675
Denbury Resources, Inc.:
5.5% 5/1/22	1,130,000	1,155,425
6.375% 8/15/21	1,285,000	1,378,163
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)	3,020,000	3,223,850
Energy Partners Ltd. 8.25% 2/15/18	1,255,000	1,342,850
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	990,000	1,116,225
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	825,000	877,594
9.375% 5/1/20	1,915,000	2,192,675
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	1,622,000	1,694,990
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	530,000	535,300
6% 10/1/22 (d)	1,035,000	1,050,525
Forbes Energy Services Ltd. 9% 6/15/19	1,770,000	1,836,375
Gibson Energy, Inc. 6.75% 7/15/21 (d)	1,075,000	1,163,688
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (d)(f)	495,000	495,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Hornbeck Offshore Services, Inc.:
5% 3/1/21	$ 505,000	$ 503,738
5.875% 4/1/20	330,000	341,550
Kinder Morgan Holding Co. LLC 5.625% 11/15/23 (d)	370,000	380,175
NGL Energy Partners LP / NGL Energy Finance Corp. 5.125% 7/15/19 (d)(f)	390,000	390,975
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	1,415,000	1,533,506
Offshore Group Investment Ltd.:
7.125% 4/1/23	505,000	512,575
7.5% 11/1/19	1,985,000	2,099,138
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (d)	1,590,000	1,697,325
Rice Energy, Inc. 6.25% 5/1/22 (d)	2,260,000	2,316,500
Rosetta Resources, Inc.:
5.625% 5/1/21	1,090,000	1,121,338
5.875% 6/1/24	275,000	286,000
Samson Investment Co. 10.75% 2/15/20 (d)	960,000	1,011,600
SemGroup Corp. 7.5% 6/15/21	1,980,000	2,168,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	645,000	640,969
5.25% 5/1/23	666,000	695,970
6.375% 8/1/22	244,000	265,350
6.875% 2/1/21	455,000	492,538
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	1,510,000	1,611,925
Western Refining, Inc. 6.25% 4/1/21	2,105,000	2,199,725
Whiting Petroleum Corp. 5% 3/15/19	1,370,000	1,441,925
		51,135,471
Entertainment/Film - 0.2%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)	870,000	900,450
Environmental - 0.8%
ADS Waste Holdings, Inc. 8.25% 10/1/20	1,690,000	1,820,975
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	1,730,000	1,825,150
		3,646,125
Food & Drug Retail - 1.2%
JBS Investments GmbH:
7.25% 4/3/24 (d)	520,000	540,800
7.75% 10/28/20 (d)	1,715,000	1,835,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Food & Drug Retail - continued
Minerva Luxmbourg SA 7.75% 1/31/23 (d)	$ 650,000	$ 695,500
SUPERVALU, Inc. 6.75% 6/1/21	2,455,000	2,528,650
		5,600,000
Food/Beverage/Tobacco - 1.7%
DS Waters of America, Inc. 10% 9/1/21 (d)	430,000	480,525
ESAL GmbH 6.25% 2/5/23 (d)	3,195,000	3,147,075
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)	1,065,000	1,139,550
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (d)	535,000	533,663
7.25% 6/1/21 (d)	870,000	933,075
8.25% 2/1/20 (d)	1,410,000	1,529,850
Post Holdings, Inc. 6% 12/15/22 (d)	265,000	270,300
		8,034,038
Gaming - 2.7%
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (d)	815,000	827,225
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)	500,000	516,250
5.375% 11/1/23 (d)	375,000	389,063
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (d)	2,860,000	3,003,000
MCE Finance Ltd. 5% 2/15/21 (d)	1,735,000	1,752,350
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (d)	1,790,000	1,870,550
11% 10/1/21 (d)	895,000	962,125
Scientific Games Corp. 6.625% 5/15/21 (d)	2,110,000	2,088,900
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	395,000	395,988
Wynn Macau Ltd. 5.25% 10/15/21 (d)	565,000	580,538
		12,385,989
Healthcare - 5.7%
Community Health Systems, Inc.:
5.125% 8/15/18	1,020,000	1,069,725
5.125% 8/1/21 (d)	320,000	328,000
6.875% 2/1/22 (d)	1,565,000	1,658,900
8% 11/15/19	2,335,000	2,556,825
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	595,000	624,750
8.75% 3/15/18	855,000	919,125
9.875% 4/15/18	255,000	275,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (d)	$ 850,000	$ 926,500
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (d)	645,000	669,188
HCA Holdings, Inc.:
3.75% 3/15/19	1,095,000	1,104,581
5% 3/15/24	1,510,000	1,530,868
8% 10/1/18	760,000	898,700
HealthSouth Corp. 7.25% 10/1/18	2,813,000	2,939,585
MPH Acquisition Holdings LLC 6.625% 4/1/22 (d)	230,000	240,925
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	145,000	155,513
6.875% 5/1/21	1,130,000	1,231,700
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	1,300,000	1,365,000
Tenet Healthcare Corp.:
5% 3/1/19 (d)	655,000	664,006
6% 10/1/20	415,000	450,275
6.25% 11/1/18	415,000	460,650
8.125% 4/1/22	3,345,000	3,871,838
Valeant Pharmaceuticals International:
6.75% 8/15/18 (d)	1,245,000	1,341,488
6.875% 12/1/18 (d)	1,130,000	1,182,263
		26,465,805
Homebuilders/Real Estate - 3.1%
CBRE Group, Inc. 6.625% 10/15/20	319,000	338,539
D.R. Horton, Inc.:
3.625% 2/15/18	1,330,000	1,361,588
3.75% 3/1/19	725,000	728,625
4.375% 9/15/22	610,000	604,663
Howard Hughes Corp. 6.875% 10/1/21 (d)	810,000	866,700
KB Home 4.75% 5/15/19	915,000	921,863
Lennar Corp.:
4.125% 12/1/18	1,330,000	1,358,263
4.5% 6/15/19	945,000	967,444
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (d)	565,000	563,588
Standard Pacific Corp. 8.375% 5/15/18	2,523,000	2,977,140
Toll Brothers Finance Corp.:
4% 12/31/18	965,000	993,950
4.375% 4/15/23	1,985,000	1,950,263
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (d)	290,000	290,725
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Weyerhaeuser Real Estate Co.: - continued
5.875% 6/15/24 (d)	$ 210,000	$ 216,038
William Lyon Homes, Inc. 5.75% 4/15/19 (d)	180,000	184,500
		14,323,889
Hotels - 0.3%
Playa Resorts Holding BV 8% 8/15/20 (d)	1,210,000	1,303,775
Leisure - 1.6%
24 Hour Holdings III LLC 8% 6/1/22 (d)	200,000	199,000
NCL Corp. Ltd. 5% 2/15/18	4,365,000	4,506,863
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	1,955,000	2,052,750
7.5% 10/15/27	530,000	607,804
		7,366,417
Metals/Mining - 1.8%
CONSOL Energy, Inc. 5.875% 4/15/22 (d)	1,500,000	1,571,250
Imperial Metals Corp. 7% 3/15/19 (d)	90,000	92,158
Murray Energy Corp.:
8.625% 6/15/21 (d)	1,130,000	1,223,225
9.5% 12/5/20 (d)	985,000	1,100,738
New Gold, Inc. 6.25% 11/15/22 (d)	1,650,000	1,716,000
Peabody Energy Corp.:
6.25% 11/15/21	740,000	737,225
7.875% 11/1/26	370,000	389,111
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (d)	420,000	441,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (d)	815,000	825,188
Walter Energy, Inc. 11% 4/1/20 pay-in-kind (d)(g)	470,000	392,450
		8,488,345
Paper - 0.5%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (d)	1,520,000	1,603,600
7.75% 7/15/17 (d)	745,000	828,813
		2,432,413
Publishing/Printing - 1.0%
Cenveo Corp. 6% 8/1/19 (d)	285,000	285,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	2,200,000	2,524,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Publishing/Printing - continued
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	$ 635,000	$ 663,575
7% 2/15/22	320,000	352,800
7.25% 5/15/18	429,000	496,568
Time, Inc. 5.75% 4/15/22 (d)	325,000	328,250
		4,650,693
Services - 4.9%
APX Group, Inc.:
6.375% 12/1/19	3,065,000	3,179,938
8.75% 12/1/20	1,720,000	1,745,800
8.75% 12/1/20 (d)	700,000	710,500
Audatex North America, Inc. 6% 6/15/21 (d)	1,575,000	1,681,313
Bankrate, Inc. 6.125% 8/15/18 (d)	1,811,000	1,921,924
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (d)	680,000	725,900
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (d)	2,295,000	2,449,913
FTI Consulting, Inc. 6.75% 10/1/20	3,130,000	3,341,275
Garda World Security Corp.:
7.25% 11/15/21 (d)	635,000	667,544
7.25% 11/15/21 (d)	205,000	215,506
Hertz Corp.:
4.25% 4/1/18	840,000	861,000
6.25% 10/15/22	1,530,000	1,619,888
The Geo Group, Inc. 5.875% 1/15/22	1,280,000	1,344,000
TransUnion Holding Co., Inc. 8.125% 6/15/18pay-in-kind (g)	2,290,000	2,390,760
		22,855,261
Shipping - 1.4%
Aguila 3 SA 7.875% 1/31/18 (d)	2,035,000	2,146,925
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)	1,160,000	1,212,200
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)	2,140,000	2,204,200
8.125% 2/15/19	425,000	446,781
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (d)	450,000	468,000
		6,478,106
Steel - 1.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	2,160,000	2,203,200
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	465,000	497,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.: - continued
11.25% 10/15/18	$ 1,580,000	$ 1,761,700
Steel Dynamics, Inc. 6.125% 8/15/19	1,930,000	2,098,875
		6,561,325
Super Retail - 0.5%
Best Buy Co., Inc. 5% 8/1/18	1,560,000	1,638,000
JC Penney Corp., Inc. 7.4% 4/1/37	945,000	819,871
		2,457,871
Technology - 5.9%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)	700,000	754,250
ADT Corp.:
4.125% 4/15/19	1,085,000	1,085,217
4.125% 6/15/23	370,000	341,325
6.25% 10/15/21	1,010,000	1,070,600
Advanced Micro Devices, Inc.:
6.75% 3/1/19 (d)	2,630,000	2,794,375
7% 7/1/24 (d)	505,000	515,731
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 2.75% 5/15/17 (d)	1,025,000	1,031,406
BMC Software Finance, Inc. 8.125% 7/15/21 (d)	1,775,000	1,826,031
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (d)(g)	720,000	702,000
Brocade Communications Systems, Inc. 4.625% 1/15/23	1,130,000	1,096,100
Compiler Finance Sub, Inc. 7% 5/1/21 (d)	470,000	477,050
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (d)(g)	210,000	214,725
Lucent Technologies, Inc.:
6.45% 3/15/29	2,200,000	2,178,000
6.5% 1/15/28	865,000	856,350
Micron Technology, Inc. 5.875% 2/15/22 (d)	1,485,000	1,592,663
Nuance Communications, Inc. 5.375% 8/15/20 (d)	1,640,000	1,697,400
NXP BV/NXP Funding LLC 3.75% 6/1/18 (d)	3,730,000	3,739,325
Seagate HDD Cayman 4.75% 1/1/25 (d)	710,000	704,675
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (d)	1,360,000	1,264,800
VeriSign, Inc. 4.625% 5/1/23	360,000	355,644
Viasystems, Inc. 7.875% 5/1/19 (d)	975,000	1,031,063
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,095,000	1,230,506
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.: - continued
10.25% 7/15/19 (d)	$ 90,000	$ 101,138
13.375% 10/15/19	910,000	1,053,325
		27,713,699
Telecommunications - 7.9%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (d)	1,320,000	1,362,900
6.75% 11/15/20 (d)	3,235,000	3,445,275
8.875% 1/1/20 (d)	965,000	1,092,863
Altice Financing SA:
6.5% 1/15/22 (d)	200,000	213,000
7.875% 12/15/19 (d)	1,170,000	1,280,565
Altice Finco SA 9.875% 12/15/20 (d)	2,530,000	2,915,825
Columbus International, Inc. 7.375% 3/30/21 (d)	2,340,000	2,521,350
Crown Castle International Corp. 4.875% 4/15/22	1,355,000	1,400,731
Digicel Group Ltd.:
6% 4/15/21 (d)	1,410,000	1,455,825
7% 2/15/20 (d)	200,000	211,000
7.125% 4/1/22 (d)	960,000	1,000,800
8.25% 9/1/17 (d)	2,560,000	2,633,728
8.25% 9/30/20 (d)	1,680,000	1,831,200
DigitalGlobe, Inc. 5.25% 2/1/21	2,155,000	2,133,450
FairPoint Communications, Inc. 8.75% 8/15/19 (d)	1,310,000	1,411,525
Inmarsat Finance PLC 4.875% 5/15/22 (d)	755,000	762,550
Level 3 Financing, Inc. 3.8229% 1/15/18 (d)(g)	885,000	900,488
MasTec, Inc. 4.875% 3/15/23	425,000	418,625
SBA Communications Corp. 4.875% 7/15/22 (d)(f)	950,000	938,125
Sprint Capital Corp.:
6.875% 11/15/28	345,000	348,450
8.75% 3/15/32	1,060,000	1,224,300
Sprint Communications, Inc. 9% 11/15/18 (d)	345,000	418,313
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	895,000	939,750
6.464% 4/28/19	1,070,000	1,126,175
TW Telecom Holdings, Inc.:
5.375% 10/1/22	840,000	918,750
6.375% 9/1/23	435,000	494,813
Wind Acquisition Finance SA:
4.75% 7/15/20 (d)(f)	1,125,000	1,133,494
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Wind Acquisition Finance SA: - continued
7.25% 2/15/18 (d)	$ 1,105,000	$ 1,167,433
7.375% 4/23/21 (d)	1,170,000	1,248,975
		36,950,278
Textiles & Apparel - 0.2%
The William Carter Co. 5.25% 8/15/21 (d)	1,015,000	1,058,138
TOTAL NONCONVERTIBLE BONDS (Cost $380,734,359)		397,277,671
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(g) (Cost $137,531)	266,513	173,233
Common Stocks - 0.0%
	Shares
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (a)(d) (Cost $584,498)	0*	62,400
Nonconvertible Preferred Stocks - 0.4%

Banks & Thrifts - 0.4%
Royal Bank of Scotland Group PLC Series S, 6.60% (Cost $1,669,463)	68,671	1,685,873
Bank Loan Obligations - 10.6%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (g)	$ 515,000	513,069
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (g)	268,650	268,650
Chrysler Group LLC term loan 3.25% 12/31/18 (g)	563,588	564,996
INA Beteiligungsgesellschaft MBH Tranche E, term loan 5/15/20 (h)	220,000	220,825
		1,054,471
Bank Loan Obligations - continued
	Principal Amount	Value
Broadcasting - 0.4%
Clear Channel Communications, Inc. Tranche D, term loan 6.8995% 1/30/19 (g)	$ 1,640,000	$ 1,631,800
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (g)	278,600	278,600
		1,910,400
Building Materials - 0.4%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (g)	895,000	890,615
Tranche 2LN, term loan 7.75% 4/1/22 (g)	180,000	181,350
Nortek, Inc. Tranche B, term loan 3.75% 10/30/20 (g)	605,000	605,756
		1,677,721
Cable TV - 0.1%
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (g)	383,350	385,746
Tranche B 2LN, term loan 4.5% 5/8/20 (g)	331,650	333,723
		719,469
Capital Goods - 0.4%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 6/30/21 (h)	1,210,000	1,214,538
Tranche 2LN, term loan 6/30/22 (h)	465,000	466,744
		1,681,282
Containers - 0.5%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (g)	443,888	442,223
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (g)	1,830,000	1,820,850
		2,263,073
Diversified Financial Services - 0.8%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (g)	685,000	685,000
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (g)	1,625,000	1,671,719
TransUnion LLC Tranche B, term loan 4% 4/9/21 (g)	1,182,038	1,182,038
		3,538,757
Electric Utilities - 0.4%
Bayonne Energy Center, LLC Tranche B, term loan 6/30/21 (h)	175,000	176,313
Bank Loan Obligations - continued
	Principal Amount	Value
Electric Utilities - continued
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (g)	$ 1,546,096	$ 1,517,106
Southwire LLC, Tranche B, term loan 3.2538% 2/10/21 (g)	379,050	378,102
		2,071,521
Energy - 0.9%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (g)	1,055,000	1,043,532
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (g)	1,645,000	1,698,463
Tranche B 1LN, term loan 3.875% 9/30/18 (g)	168,887	169,309
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (g)	1,199,274	1,194,777
		4,106,081
Gaming - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (g)	175,000	174,563
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (g)	97,510	99,460
5.5% 11/21/19 (g)	41,790	42,626
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (g)	288,550	288,550
		605,199
Healthcare - 1.1%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (g)	1,067,325	1,064,657
Grifols, S.A. Tranche B, term loan 3.1495% 2/27/21 (g)	1,805,475	1,805,475
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (g)	598,227	595,984
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (g)	545,000	550,450
Tranche B 1LN, term loan 4.25% 1/28/21 (g)	967,638	971,266
		4,987,832
Hotels - 0.1%
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (g)	327,048	327,048
Insurance - 0.3%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (g)	1,179,670	1,176,721
Tranche B 1LN, term loan 4.5% 11/30/19 (g)	329,020	328,625
		1,505,346
Bank Loan Obligations - continued
	Principal Amount	Value
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (g)	$ 95,000	$ 95,831
Metals/Mining - 0.5%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (g)	699,713	697,963
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (g)	1,573,113	1,584,911
		2,282,874
Publishing/Printing - 0.4%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (g)	1,954,688	1,986,451
Restaurants - 0.6%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (g)	2,620,464	2,594,259
TGI Friday's, Inc.:
Tranche B 1LN, term loan 6/30/20 (h)	175,000	175,219
Tranche B 2LN, term loan 6/30/21 (h)	195,000	192,075
		2,961,553
Services - 1.1%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (g)	733,163	725,831
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (g)	1,288,525	1,294,968
Garda World Security Corp.:
term loan 4% 11/8/20 (g)	1,181,701	1,181,701
Tranche DD, term loan 4% 11/8/20 (g)	302,296	302,296
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (g)	1,070,000	1,051,275
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (g)	463,838	461,518
		5,017,589
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (g)	353,225	353,225
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (g)	290,000	292,900
Tranche B 1LN, term loan 4.5% 4/9/21 (g)	525,000	526,969
		819,869
Bank Loan Obligations - continued
	Principal Amount	Value
Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (g)	$ 50,000	$ 50,190
6% 5/22/18 (g)	902,720	910,619
		960,809
Technology - 1.3%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (g)	1,035,114	1,033,820
First Data Corp. term loan 4.154% 3/24/18 (g)	1,995,000	1,997,494
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (g)	446,657	446,099
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (g)	243,775	241,654
NXP BV Tranche D, term loan 3.25% 1/11/20 (g)	1,042,125	1,035,612
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (g)	1,336,650	1,324,954
		6,079,633
Telecommunications - 0.4%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (g)	1,831,058	1,831,058
TOTAL BANK LOAN OBLIGATIONS (Cost $49,028,179)		49,350,161
Preferred Securities - 0.7%

Banks & Thrifts - 0.7%
Barclays Bank PLC 7.625% 11/21/22	2,580,000	2,966,988
Barclays PLC 8.25% (e)(g)	475,000	505,204
TOTAL PREFERRED SECURITIES (Cost $3,141,153)		3,472,192
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $14,199,290)	14,199,290	$ 14,199,290
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $449,494,473)		466,220,820
NET OTHER ASSETS (LIABILITIES) - 0.0%		(35,886)
NET ASSETS - 100%		$ 466,184,934
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $180,225,214 or 38.7% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) The coupon rate will be determined upon settlement of the loan after period end.
* Amount represents less than 1 share.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,640
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 1,685,873	$ 1,685,873	$ -	$ -
Telecommunication Services	62,400	-	-	62,400
Corporate Bonds	397,277,671	-	397,277,671	-
Commercial Mortgage Securities	173,233	-	-	173,233
Bank Loan Obligations	49,350,161	-	49,350,161	-
Preferred Securities	3,472,192	-	3,472,192	-
Money Market Funds	14,199,290	14,199,290	-	-
Total Investments in Securities:	$ 466,220,820	$ 15,885,163	$ 450,100,024	$ 235,633
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $448,993,365. Net unrealized appreciation aggregated $17,227,455, of which $18,322,452 related to appreciated investment securities and $1,094,997 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Industrials
Central Fund

June 30, 2014

1.851901.107

INCIP-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
AEROSPACE & DEFENSE - 22.2%
Aerospace & Defense - 22.2%
Alliant Techsystems, Inc.	129,347	$ 17,322,150
Curtiss-Wright Corp.	35,052	2,298,009
General Dynamics Corp.	341,140	39,759,867
Honeywell International, Inc.	534,336	49,666,531
Meggitt PLC	556,900	4,822,578
Teledyne Technologies, Inc. (a)	118,996	11,562,841
Textron, Inc.	305,615	11,701,998
The Boeing Co.	509,198	64,785,262
Triumph Group, Inc.	26,859	1,875,295
United Technologies Corp.	746,933	86,233,415
		290,027,946
AIR FREIGHT & LOGISTICS - 4.2%
Air Freight & Logistics - 4.2%
FedEx Corp.	359,230	54,380,237
AIRLINES - 3.6%
Airlines - 3.6%
American Airlines Group, Inc.	529,827	22,761,368
Delta Air Lines, Inc.	638,200	24,711,104
		47,472,472
AUTO COMPONENTS - 1.3%
Auto Parts & Equipment - 1.3%
Johnson Controls, Inc.	326,018	16,278,079
BUILDING PRODUCTS - 2.6%
Building Products - 2.6%
A.O. Smith Corp.	454,177	22,518,096
Lennox International, Inc.	120,443	10,788,080
		33,306,176
COMMERCIAL SERVICES & SUPPLIES - 2.4%
Diversified Support Services - 0.7%
KAR Auction Services, Inc.	282,400	9,000,088
Environmental & Facility Services - 1.2%
Waste Connections, Inc.	341,214	16,565,940
Office Services & Supplies - 0.5%
West Corp.	231,000	6,190,800
TOTAL COMMERCIAL SERVICES & SUPPLIES		31,756,828
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - 4.1%
Construction & Engineering - 4.1%
EMCOR Group, Inc.	382,175	$ 17,018,253
Jacobs Engineering Group, Inc. (a)	220,200	11,732,256
MasTec, Inc. (a)	420,555	12,961,505
Tutor Perini Corp. (a)	382,740	12,148,168
		53,860,182
ELECTRICAL EQUIPMENT - 10.0%
Electrical Components & Equipment - 9.2%
Eaton Corp. PLC	394,597	30,454,996
Emerson Electric Co.	458,521	30,427,454
EnerSys	116,800	8,034,672
Generac Holdings, Inc.	250,507	12,209,711
Hubbell, Inc. Class B	132,699	16,341,882
Rockwell Automation, Inc.	180,630	22,607,651
		120,076,366
Heavy Electrical Equipment - 0.8%
Babcock & Wilcox Co.	329,000	10,679,340
TOTAL ELECTRICAL EQUIPMENT		130,755,706
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Aspen Aerogels, Inc. (a)	713,574	7,096,493
INDUSTRIAL CONGLOMERATES - 5.1%
Industrial Conglomerates - 5.1%
Danaher Corp.	841,519	66,252,791
MACHINERY - 21.4%
Agricultural & Farm Machinery - 0.9%
Deere & Co.	122,627	11,103,875
Construction Machinery & Heavy Trucks - 10.3%
Caterpillar, Inc.	506,426	55,033,313
Cummins, Inc.	177,857	27,441,557
Manitowoc Co., Inc.	1,074,087	35,294,499
Oshkosh Truck Corp.	32,567	1,808,446
Wabtec Corp.	177,326	14,645,354
		134,223,169
Industrial Machinery - 10.2%
Crane Co.	94,600	7,034,456
Dover Corp.	164,065	14,921,712
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
GEA Group AG	147,304	$ 6,974,902
Global Brass & Copper Holdings, Inc.	183,843	3,106,947
Hyster-Yale Materials Handling Class A	27,200	2,408,288
IDEX Corp.	180,033	14,535,864
ITT Corp.	270,454	13,008,837
Mueller Industries, Inc.	130,478	3,837,358
Pall Corp.	168,608	14,397,437
Parker Hannifin Corp.	133,732	16,814,124
Timken Co.	143,651	9,745,284
Valmont Industries, Inc. (d)	177,634	26,991,486
		133,776,695
TOTAL MACHINERY		279,103,739
OIL, GAS & CONSUMABLE FUELS - 2.2%
Oil & Gas Storage & Transport - 2.2%
Golar LNG Ltd. (d)	282,300	16,966,230
Scorpio Tankers, Inc.	1,109,583	11,284,459
		28,250,689
PROFESSIONAL SERVICES - 8.9%
Human Resource & Employment Services - 2.2%
Towers Watson & Co.	278,531	29,031,286
Research & Consulting Services - 6.7%
CRA International, Inc. (a)	143,400	3,305,370
Dun & Bradstreet Corp.	265,618	29,271,104
Huron Consulting Group, Inc. (a)	221,100	15,658,302
Nielsen Holdings B.V.	445,886	21,585,341
Verisk Analytics, Inc. (a)	288,755	17,331,075
		87,151,192
TOTAL PROFESSIONAL SERVICES		116,182,478
ROAD & RAIL - 7.2%
Railroads - 4.9%
Union Pacific Corp.	645,386	64,377,254
Trucking - 2.3%
J.B. Hunt Transport Services, Inc.	403,750	29,788,675
TOTAL ROAD & RAIL		94,165,929
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 2.0%
Trading Companies & Distributors - 2.0%
W.W. Grainger, Inc.	45,119	$ 11,472,408
WESCO International, Inc. (a)	172,782	14,924,909
		26,397,317
TOTAL COMMON STOCKS (Cost $943,627,941)		1,275,287,062
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.11% (b)	23,103,859	23,103,859
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	15,458,000	15,458,000
TOTAL MONEY MARKET FUNDS (Cost $38,561,859)		38,561,859
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $982,189,800)		1,313,848,921
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(8,614,505)
NET ASSETS - 100%		$ 1,305,234,416
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,428
Fidelity Securities Lending Cash Central Fund	15,628
Total	$ 25,056
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,275,287,062	$ 1,268,190,569	$ 7,096,493	$ -
Money Market Funds	38,561,859	38,561,859	-	-
Total Investments in Securities:	$ 1,313,848,921	$ 1,306,752,428	$ 7,096,493	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $983,899,995. Net unrealized appreciation aggregated $329,948,926, of which $336,772,217 related to appreciated investment securities and $6,823,291 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Equity
Central Fund

June 30, 2014

1.876939.105

EMQ-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.3%
	Shares	Value
Argentina - 0.5%
Grupo Financiero Galicia SA sponsored ADR (d)	45,570	$ 667,601
YPF SA Class D sponsored ADR	34,210	1,117,983
TOTAL ARGENTINA		1,785,584
Austria - 0.5%
C.A.T. oil AG (Bearer)	44,248	1,138,766
Erste Group Bank AG	17,180	555,650
TOTAL AUSTRIA		1,694,416
Bailiwick of Jersey - 0.3%
Atrium European Real Estate Ltd.	86,743	518,344
Petrofac Ltd.	25,800	531,174
TOTAL BAILIWICK OF JERSEY		1,049,518
Bermuda - 2.2%
Aquarius Platinum Ltd. (Australia) (a)	2,324,367	920,540
BW Offshore Ltd.	469,506	688,891
Cosan Ltd. Class A	80,392	1,090,116
Golar LNG Ltd.	22,000	1,322,200
GP Investments Ltd. Class A (depositary receipt) (a)	320,507	712,238
Shangri-La Asia Ltd.	706,000	1,105,858
Yue Yuen Industrial (Holdings) Ltd.	456,000	1,526,786
TOTAL BERMUDA		7,366,629
Brazil - 6.0%
Anhanguera Educacional Participacoes SA	186,328	1,551,679
Banco do Estado Rio Grande do Sul SA	223,800	1,088,866
BM&F BOVESPA SA	270,400	1,418,391
BR Properties SA	111,300	670,470
Braskem SA (PN-A)	168,000	1,071,337
Companhia Paranaense de Energia-Copel:
(PN-B)	2,660	40,788
(PN-B) sponsored ADR (d)	23,620	361,622
Cosan SA Industria e Comercio	42,145	764,885
Estacio Participacoes SA	72,200	955,804
Fibria Celulose SA (a)	96,600	936,926
Gerdau SA sponsored ADR	257,000	1,513,730
Light SA	50,510	492,870
Localiza Rent A Car SA	89,500	1,476,072
Mills Estruturas e Servicos de Engenharia SA	73,500	862,573
Minerva SA (a)	299,200	1,501,755
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	48,700	$ 761,668
Qualicorp SA (a)	55,700	657,963
Smiles SA	78,500	1,669,124
T4F Entretenimento SA (a)	169,500	403,517
Telefonica Brasil SA	24,060	490,020
TIM Participacoes SA sponsored ADR	20,146	584,838
Ultrapar Participacoes SA	45,400	1,080,806
TOTAL BRAZIL		20,355,704
British Virgin Islands - 0.1%
Luxoft Holding, Inc.	7,800	281,268
Canada - 1.0%
First Quantum Minerals Ltd.	30,600	654,414
Goldcorp, Inc.	47,800	1,334,037
Pan American Silver Corp.	54,000	828,900
Torex Gold Resources, Inc. (a)	271,200	414,279
TOTAL CANADA		3,231,630
Cayman Islands - 8.2%
58.com, Inc. ADR	29,600	1,600,176
Anta Sports Products Ltd.	618,000	982,370
Anton Oilfield Services Group	472,000	321,552
Bloomage BioTechnology Corp. Ltd.	110,000	287,405
China Lodging Group Ltd. ADR (a)	29,919	750,967
Cimc Enric Holdings Ltd.	724,000	952,828
Ctrip.com International Ltd. sponsored ADR (a)	5,600	358,624
Eurasia Drilling Co. Ltd. GDR (Reg. S)	49,525	1,560,038
GCL-Poly Energy Holdings Ltd. (a)	8,049,000	2,689,785
Greatview Aseptic Pack Co. Ltd.	1,547,000	1,057,894
Haitian International Holdings Ltd.	350,000	817,377
Hengan International Group Co. Ltd.	156,000	1,642,444
Hilong Holding Ltd.	1,198,000	595,105
On-Bright Electronics, Inc.	15,000	128,295
Silergy Corp.	35,000	327,475
SINA Corp. (a)	11,390	566,880
Tencent Holdings Ltd.	609,600	9,296,903
Tingyi (Cayman Islands) Holding Corp.	472,000	1,321,532
Uni-President China Holdings Ltd.	1,313,400	1,006,606
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Xueda Education Group sponsored ADR	137,600	$ 612,320
Yingde Gases Group Co. Ltd.	805,500	874,052
TOTAL CAYMAN ISLANDS		27,750,628
Chile - 1.5%
Banco Santander Chile	18,608,958	1,226,543
Embotelladora Andina SA:
ADR	10,300	191,580
Class A	221,491	679,675
Empresa Nacional de Electricidad SA	618,935	928,377
Empresa Nacional de Telecomunicaciones SA (ENTEL)	45,545	560,855
Inversiones La Construccion SA	66,196	790,021
Vina Concha y Toro SA	375,461	760,407
TOTAL CHILE		5,137,458
China - 6.3%
Anhui Conch Cement Co. Ltd. (H Shares)	251,500	863,168
BBMG Corp. (H Shares)	1,032,500	666,095
China Communications Construction Co. Ltd. (H Shares)	815,000	546,810
China Life Insurance Co. Ltd. (H Shares)	1,060,500	2,774,605
China Pacific Insurance Group Co. Ltd. (H Shares)	931,900	3,288,535
China Petroleum & Chemical Corp. (H Shares)	1,174,000	1,116,172
China Suntien Green Energy Corp. Ltd. (H Shares)	1,635,850	531,888
China Telecom Corp. Ltd. (H Shares)	3,759,000	1,838,633
Industrial & Commercial Bank of China Ltd. (H Shares)	8,625,000	5,453,890
Maanshan Iron & Steel Ltd. (H Shares) (a)	3,292,000	683,851
PetroChina Co. Ltd. (H Shares)	588,000	739,690
PICC Property & Casualty Co. Ltd. (H Shares)	1,339,400	2,028,870
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	756,000	850,578
TOTAL CHINA		21,382,785
Colombia - 0.7%
BanColombia SA sponsored ADR (d)	39,560	2,286,568
Denmark - 1.1%
Auriga Industries A/S Series B (a)	18,208	932,998
Vestas Wind Systems A/S (a)	56,200	2,835,366
TOTAL DENMARK		3,768,364
France - 0.5%
Technip SA	16,670	1,823,588
Common Stocks - continued
	Shares	Value
Greece - 0.7%
National Bank of Greece SA (a)	573,100	$ 2,084,238
Public Power Corp. of Greece	22,270	344,281
TOTAL GREECE		2,428,519
Hong Kong - 1.9%
China Power International Development Ltd.	1,939,500	765,750
China Resources Power Holdings Co. Ltd.	312,020	885,688
China Unicom Ltd.	1,136,990	1,748,383
CNOOC Ltd.	836,000	1,502,849
Far East Horizon Ltd.	1,374,100	1,003,484
Sinotruk Hong Kong Ltd.	1,191,500	593,413
TOTAL HONG KONG		6,499,567
India - 7.2%
Adani Ports & Special Economic Zone	384,729	1,561,080
Axis Bank Ltd.	127,123	4,111,191
Bharti Airtel Ltd. (a)	308,007	1,727,732
Bharti Infratel Ltd. (a)	458,665	1,951,961
Coal India Ltd.	71,319	457,114
Eicher Motors Ltd.	10,514	1,399,512
Grasim Industries Ltd.	21,430	1,248,517
ITC Ltd.	453,626	2,455,064
JK Cement Ltd.	98,507	634,571
Lupin Ltd.	75,445	1,512,680
Petronet LNG Ltd.	554,374	1,622,693
Phoenix Mills Ltd. (a)	237,454	1,269,901
Power Grid Corp. of India Ltd.	281,429	652,263
SREI Infrastructure Finance Ltd.	1,300,015	1,097,415
State Bank of India	28,087	1,256,222
Tata Consultancy Services Ltd.	14,929	602,877
Yes Bank Ltd.	98,586	888,111
TOTAL INDIA		24,448,904
Indonesia - 2.1%
PT AKR Corporindo Tbk	2,149,700	785,171
PT Bakrieland Development Tbk (a)	62,427,000	263,294
PT Bank Rakyat Indonesia Tbk	2,681,400	2,335,340
PT Bank Tabungan Negara Tbk	7,089,200	621,912
PT Kalbe Farma Tbk	8,646,300	1,210,701
PT Lippo Karawaci Tbk	7,269,200	588,649
PT Telkomunikasi Indonesia Tbk sponsored ADR (d)	31,808	1,325,121
TOTAL INDONESIA		7,130,188
Common Stocks - continued
	Shares	Value
Israel - 0.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	782,000	$ 1,465,324
Kenya - 0.3%
Equity Bank Ltd. (a)	2,033,100	1,067,001
Korea (South) - 16.2%
AMOREPACIFIC Group, Inc.	3,305	2,439,560
Daewoo International Corp.	106,500	3,851,680
Daou Technology, Inc.	6,322	72,466
E-Mart Co. Ltd.	9,370	2,148,063
Fila Korea Ltd.	6,805	646,206
Hana Financial Group, Inc.	70,236	2,602,619
Hankook Shell Oil Co. Ltd.	1,120	492,490
Hyundai Industrial Development & Construction Co.	36,972	1,174,555
Hyundai Mobis	11,204	3,144,206
KB Financial Group, Inc.	38,453	1,336,050
KEPCO Plant Service & Engineering Co. Ltd.	13,891	949,859
Korea Electric Power Corp.	34,315	1,263,010
Korea Zinc Co. Ltd.	2,713	1,064,290
Korean Reinsurance Co.	120,013	1,239,265
KT&G Corp.	19,812	1,752,148
LG Chemical Ltd.	6,635	1,940,672
LG Corp.	22,407	1,383,832
Naver Corp.	5,000	4,125,494
Oci Co. Ltd. (a)	4,667	793,206
Samsung C&T Corp.	21,682	1,598,298
Samsung Electronics Co. Ltd.	10,111	13,208,236
Seoul Semiconductor Co. Ltd.	30,164	1,135,621
Shinhan Financial Group Co. Ltd.	76,436	3,525,777
SK Hynix, Inc. (a)	40,732	1,954,090
SK Telecom Co. Ltd. sponsored ADR (d)	47,530	1,232,928
TOTAL KOREA (SOUTH)		55,074,621
Mexico - 5.3%
America Movil S.A.B. de CV Series L sponsored ADR	151,080	3,134,910
CEMEX S.A.B. de CV sponsored ADR (d)	118,621	1,569,356
El Puerto de Liverpool S.A.B. de CV Class C	109,100	1,291,776
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	28,800	2,697,120
Gruma S.A.B. de CV Series B (a)	49,900	597,138
Grupo Comercial Chedraui S.A.B. de CV	372,000	1,301,505
Grupo Financiero Banorte S.A.B. de CV Series O	433,400	3,099,795
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	103,600	$ 3,554,516
Macquarie Mexican (REIT)	408,200	846,071
TOTAL MEXICO		18,092,187
Netherlands - 0.1%
Yandex NV (a)	6,050	215,622
Nigeria - 1.7%
Guaranty Trust Bank PLC	2,809,545	499,149
Guaranty Trust Bank PLC GDR (Reg. S)	213,274	1,898,139
Transnational Corp. of Nigerian PLC	951,957	29,502
Zenith Bank PLC	22,404,938	3,444,269
TOTAL NIGERIA		5,871,059
Norway - 0.6%
ElectroMagnetic GeoServices ASA (a)	271,270	282,598
Odfjell Drilling A/S	63,968	350,404
Spectrum ASA	20,824	142,587
Statoil ASA	24,000	737,733
TGS Nopec Geophysical Co. ASA	18,590	594,325
TOTAL NORWAY		2,107,647
Panama - 0.4%
Copa Holdings SA Class A	10,100	1,439,957
Philippines - 2.1%
Alliance Global Group, Inc.	2,024,300	1,350,307
LT Group, Inc.	2,570,600	869,732
Metro Pacific Investments Corp.	540,000	62,015
Metropolitan Bank & Trust Co.	899,302	1,801,696
PNOC Energy Development Corp.	2,966,100	428,342
Robinsons Land Corp.	4,906,050	2,654,047
TOTAL PHILIPPINES		7,166,139
Poland - 0.7%
Cyfrowy Polsat SA	140,271	1,032,321
Powszechny Zaklad Ubezpieczen SA	8,050	1,176,261
TOTAL POLAND		2,208,582
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)	567,300	467,636
Puerto Rico - 0.1%
Popular, Inc. (a)	13,600	464,848
Common Stocks - continued
	Shares	Value
Romania - 0.1%
SNGN Romgaz SA GDR (e)	30,151	$ 316,586
Russia - 3.8%
Bashneft OJSC (a)	3,600	254,305
E.ON Russia JSC (a)	13,516,100	1,129,823
Gazprom OAO sponsored:
ADR	82,601	719,868
ADR (Reg. S)	215,600	1,878,954
LUKOIL Oil Co. sponsored ADR (United Kingdom)	9,500	567,245
Mobile TeleSystems OJSC	195,550	1,738,280
Mobile TeleSystems OJSC sponsored ADR	1,000	19,740
NOVATEK OAO GDR (Reg. S)	4,100	510,040
Sberbank (Savings Bank of the Russian Federation) (a)	2,240,294	5,571,886
TMK OAO GDR (Reg. S)	63,100	612,070
TOTAL RUSSIA		13,002,211
Singapore - 0.9%
Ezion Holdings Ltd.	550,400	918,143
First Resources Ltd.	1,200,000	2,290,480
TOTAL SINGAPORE		3,208,623
South Africa - 4.7%
Aspen Pharmacare Holdings Ltd.	75,100	2,110,638
Barclays Africa Group Ltd.	70,469	1,070,122
Bidvest Group Ltd.	62,048	1,648,662
Impala Platinum Holdings Ltd. (a)	84,300	847,201
JSE Ltd.	65,400	589,738
Life Healthcare Group Holdings Ltd.	344,000	1,342,037
MTN Group Ltd.	143,170	3,015,388
Naspers Ltd. Class N	44,500	5,238,740
TOTAL SOUTH AFRICA		15,862,526
Taiwan - 6.9%
Cathay Financial Holding Co. Ltd.	968,000	1,511,665
E.SUN Financial Holdings Co. Ltd.	1,327,650	851,100
Hon Hai Precision Industry Co. Ltd. (Foxconn)	36,770	123,090
MediaTek, Inc.	283,000	4,784,166
Taiwan Fertilizer Co. Ltd.	686,000	1,359,484
Taiwan Semiconductor Manufacturing Co. Ltd.	1,978,469	8,367,918
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	146,280	3,128,929
Unified-President Enterprises Corp.	1,054,380	1,891,866
Universal Cement Corp.	489,000	464,896
Common Stocks - continued
	Shares	Value
Taiwan - continued
Voltronic Power Technology Corp.	2,000	$ 15,466
Yuanta Financial Holding Co. Ltd.	1,768,000	955,836
TOTAL TAIWAN		23,454,416
Thailand - 1.2%
Jasmine International Public Co. Ltd.	2,138,000	547,022
Kasikornbank PCL (For. Reg.)	294,700	1,862,315
SPCG Public Co. Ltd. (a)	88,400	72,895
Thai Union Frozen Products PCL (For. Reg.)	594,800	1,191,800
Total Access Communication PCL NVDR	130,980	454,231
TOTAL THAILAND		4,128,263
Togo - 0.5%
Ecobank Transnational, Inc.	15,065,906	1,561,603
Turkey - 1.2%
Aygaz A/S	99,600	425,930
Tupras Turkiye Petrol Rafinelleri A/S	60,358	1,407,385
Turkiye Halk Bankasi A/S	299,400	2,246,984
TOTAL TURKEY		4,080,299
United Arab Emirates - 0.2%
First Gulf Bank PJSC	186,055	805,455
United Kingdom - 0.7%
Antofagasta PLC	42,300	552,353
BG Group PLC	39,700	839,091
Cairn Energy PLC (a)	143,926	492,630
Mondi PLC	14,900	270,809
UBS AG London Branch warrants 6/29/15 (a)	40,400	115,851
TOTAL UNITED KINGDOM		2,270,734
United States of America - 1.3%
21Vianet Group, Inc. ADR (a)	16,580	496,903
Cognizant Technology Solutions Corp. Class A (a)	34,608	1,692,677
Facebook, Inc. Class A (a)	27,239	1,832,912
InvenSense, Inc. (a)	17,870	405,470
TOTAL UNITED STATES OF AMERICA		4,427,962
TOTAL COMMON STOCKS (Cost $256,085,410)		307,180,619
Preferred Stocks - 7.2%
	Shares	Value
Convertible Preferred Stocks - 0.3%
Brazil - 0.3%
Ambev SA sponsored ADR	167,000	$ 1,175,680
Nonconvertible Preferred Stocks - 6.9%
Brazil - 3.8%
Itau Unibanco Holding SA sponsored ADR	296,790	4,267,840
Marcopolo SA (PN)	437,800	850,039
Petroleo Brasileiro SA - Petrobras:
sponsored ADR	168,560	2,466,033
Vale SA (PN-A) sponsored ADR	430,900	5,127,710
TOTAL BRAZIL		12,711,622
Korea (South) - 2.8%
Hyundai Motor Co. Series 2	31,728	5,016,285
Samsung Electronics Co. Ltd.	2,363	2,475,079
Samsung Fire & Marine Insurance Co. Ltd.	11,484	1,883,739
TOTAL KOREA (SOUTH)		9,375,103
Russia - 0.3%
Bashneft OJSC (a)	5,339	256,492
Sberbank (Savings Bank of the Russian Federation) (a)	46,500	94,437
Surgutneftegas	931,000	767,270
TOTAL RUSSIA		1,118,199
TOTAL NONCONVERTIBLE PREFERRED STOCKS		23,204,924
TOTAL PREFERRED STOCKS (Cost $21,699,488)		24,380,604
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	8,233,652	$ 8,233,652
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	4,942,217	4,942,217
TOTAL MONEY MARKET FUNDS (Cost $13,175,869)		13,175,869
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $290,960,767)		344,737,092
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(4,762,365)
NET ASSETS - 100%		$ 339,974,727
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,167,164 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,578
Fidelity Securities Lending Cash Central Fund	24,719
Total	$ 30,297
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 29,841,099	$ 29,841,099	$ -	$ -
Consumer Staples	27,914,155	27,914,155	-	-
Energy	33,373,427	29,276,983	4,096,444	-
Financials	88,603,060	69,201,458	19,401,602	-
Health Care	6,834,019	5,321,339	1,512,680	-
Industrials	26,943,435	26,943,435	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 59,512,332	$ 51,144,414	$ 8,367,918	$ -
Materials	28,912,691	27,664,174	1,248,517	-
Telecommunication Services	21,835,366	18,248,350	3,587,016	-
Utilities	7,791,639	6,528,629	1,263,010	-
Money Market Funds	13,175,869	13,175,869	-	-
Total Investments in Securities:	$ 344,737,092	$ 305,259,905	$ 39,477,187	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 6,067,178
Level 2 to Level 1	$ 0
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $292,376,183. Net unrealized appreciation aggregated $52,360,909, of which $60,005,856 related to appreciated investment securities and $7,644,947 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Health Care
Central Fund

June 30, 2014

1.851900.107

HCCIP-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
BIOTECHNOLOGY - 25.9%
Biotechnology - 25.9%
Acceleron Pharma, Inc.	74,132	$ 2,518,264
Actelion Ltd.	65,487	8,285,568
Alexion Pharmaceuticals, Inc. (a)	335,761	52,462,656
Alnylam Pharmaceuticals, Inc. (a)	95,896	6,057,750
Amgen, Inc.	314,796	37,262,403
Array BioPharma, Inc. (a)	642,300	2,928,888
Arrowhead Research Corp. (a)	209,800	3,002,238
BioCryst Pharmaceuticals, Inc. (a)	379,994	4,844,924
Biogen Idec, Inc. (a)	216,961	68,409,973
BioMarin Pharmaceutical, Inc. (a)	131,100	8,155,731
Celgene Corp. (a)	209,800	18,017,624
Celldex Therapeutics, Inc. (a)	74,600	1,217,472
Cubist Pharmaceuticals, Inc.	367,190	25,637,206
Discovery Laboratories, Inc. (a)	1,256,986	2,237,435
Genomic Health, Inc. (a)	143,219	3,924,201
Gilead Sciences, Inc. (a)	458,982	38,054,198
Grifols SA ADR	319,269	14,063,799
Innate Pharma SA (a)(d)	334,054	4,084,762
Insmed, Inc. (a)	269,228	5,379,175
Intercept Pharmaceuticals, Inc. (a)	60,400	14,292,452
InterMune, Inc. (a)	601,396	26,551,633
Kamada (a)	42,014	299,140
Kindred Biosciences, Inc.	187,400	3,493,136
Medivation, Inc. (a)	86,600	6,675,128
Neurocrine Biosciences, Inc. (a)	511,100	7,584,724
NewLink Genetics Corp. (a)(d)	73,418	1,949,248
NPS Pharmaceuticals, Inc. (a)	107,041	3,537,705
PTC Therapeutics, Inc. (a)	109,600	2,864,944
Puma Biotechnology, Inc. (a)	78,700	5,194,200
Rigel Pharmaceuticals, Inc. (a)	290,135	1,053,190
Ultragenyx Pharmaceutical, Inc.	75,009	3,367,154
Vanda Pharmaceuticals, Inc. (a)(d)	484,572	7,840,375
Vertex Pharmaceuticals, Inc. (a)	371,700	35,192,556
ZIOPHARM Oncology, Inc. (a)(d)	524,600	2,114,138
		428,553,990
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc. (d)	233,700	4,003,281
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 17.0%
Health Care Equipment - 15.1%
Accuray, Inc. (a)	267,900	$ 2,357,520
Boston Scientific Corp. (a)	3,538,000	45,180,260
Cardiovascular Systems, Inc. (a)	131,617	4,101,186
CONMED Corp.	236,053	10,421,740
Covidien PLC	1,060,646	95,649,056
Edwards Lifesciences Corp. (a)	236,042	20,261,845
HeartWare International, Inc. (a)	131,159	11,607,572
Intuitive Surgical, Inc. (a)	18,270	7,523,586
Lumenis Ltd. Class B	141,200	1,375,288
Masimo Corp. (a)	335,783	7,924,479
NxStage Medical, Inc. (a)	450,800	6,477,996
ResMed, Inc. (d)	120,700	6,111,041
Smith & Nephew PLC sponsored ADR	95,010	8,482,493
Steris Corp.	222,917	11,921,601
Volcano Corp. (a)	314,800	5,543,628
Zeltiq Aesthetics, Inc. (a)	367,171	5,577,327
		250,516,618
Health Care Supplies - 1.9%
Derma Sciences, Inc. (a)	262,330	3,032,535
Endologix, Inc. (a)	418,020	6,358,084
The Cooper Companies, Inc.	156,128	21,160,028
		30,550,647
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		281,067,265
HEALTH CARE PROVIDERS & SERVICES - 13.6%
Health Care Distributors & Services - 5.7%
Amplifon SpA	786,943	4,948,160
EBOS Group Ltd.	673,405	5,949,061
McKesson Corp.	445,755	83,004,039
		93,901,260
Health Care Facilities - 2.8%
Emeritus Corp. (a)	236,100	7,472,565
HCA Holdings, Inc. (a)	264,200	14,895,596
NMC Health PLC	403,200	3,450,182
Surgical Care Affiliates, Inc.	183,576	5,338,390
Universal Health Services, Inc. Class B	157,373	15,070,038
		46,226,771
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - 1.4%
Air Methods Corp. (a)	319,272	$ 16,490,399
MEDNAX, Inc. (a)	118,058	6,865,073
		23,355,472
Managed Health Care - 3.7%
Cigna Corp.	288,500	26,533,345
Humana, Inc.	178,115	22,748,848
UnitedHealth Group, Inc.	157,369	12,864,916
		62,147,109
TOTAL HEALTH CARE PROVIDERS & SERVICES		225,630,612
HEALTH CARE TECHNOLOGY - 4.0%
Health Care Technology - 4.0%
athenahealth, Inc. (a)	73,400	9,184,542
Castlight Health, Inc.	700,500	9,582,840
Castlight Health, Inc. Class B	8,800	133,760
Cerner Corp. (a)	655,763	33,824,256
HealthStream, Inc. (a)	123,158	2,992,739
Medidata Solutions, Inc. (a)	228,200	9,769,242
		65,487,379
INDUSTRIAL CONGLOMERATES - 1.8%
Industrial Conglomerates - 1.8%
Danaher Corp.	377,730	29,738,683
LIFE SCIENCES TOOLS & SERVICES - 6.2%
Life Sciences Tools & Services - 6.2%
Agilent Technologies, Inc.	786,900	45,199,536
Bruker BioSciences Corp. (a)	314,800	7,640,196
Illumina, Inc. (a)(d)	283,148	50,553,244
		103,392,976
PHARMACEUTICALS - 29.2%
Pharmaceuticals - 29.2%
AbbVie, Inc.	314,773	17,765,788
Actavis PLC (a)	511,107	114,002,415
Allergan, Inc.	212,500	35,959,250
Auxilium Pharmaceuticals, Inc. (a)(d)	261,800	5,251,708
Bristol-Myers Squibb Co.	314,797	15,270,802
Dechra Pharmaceuticals PLC	503,800	6,238,041
Impax Laboratories, Inc. (a)	150,379	4,509,866
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	98,992	$ 14,552,814
Merck & Co., Inc.	550,837	31,865,920
Pacira Pharmaceuticals, Inc. (a)	68,200	6,264,852
Perrigo Co. PLC	235,727	34,359,568
Prestige Brands Holdings, Inc. (a)	335,700	11,376,873
Salix Pharmaceuticals Ltd. (a)	222,916	27,496,689
Shire PLC sponsored ADR	311,013	73,240,451
Teva Pharmaceutical Industries Ltd. sponsored ADR	860,317	45,097,817
The Medicines Company (a)	314,798	9,148,030
TherapeuticsMD, Inc. (a)(d)	695,950	3,076,099
UCB SA	104,900	8,881,235
Valeant Pharmaceuticals International (Canada) (a)	144,258	18,242,983
		482,601,201
PROFESSIONAL SERVICES - 1.0%
Human Resource & Employment Services - 1.0%
Towers Watson & Co.	78,671	8,199,878
WageWorks, Inc. (a)	171,923	8,288,408
		16,488,286
TOTAL COMMON STOCKS (Cost $1,138,777,455)		1,636,963,673
Convertible Preferred Stocks - 0.2%

HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (e) (Cost $2,885,246)	438,101	2,983,468
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	15,001,852	$ 15,001,852
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	21,874,304	21,874,304
TOTAL MONEY MARKET FUNDS (Cost $36,876,156)		36,876,156
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,178,538,857)		1,676,823,297
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(20,949,769)
NET ASSETS - 100%		$ 1,655,873,528
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,983,468 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 2,885,246
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,363
Fidelity Securities Lending Cash Central Fund	207,186
Total	$ 216,549
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,636,963,673	$ 1,627,380,833	$ 9,582,840	$ -
Convertible Preferred Stocks	2,983,468	-	-	2,983,468
Money Market Funds	36,876,156	36,876,156	-	-
Total Investments in Securities:	$ 1,676,823,297	$ 1,664,256,989	$ 9,582,840	$ 2,983,468
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,181,661,243. Net unrealized appreciation aggregated $495,162,054, of which $515,098,703 related to appreciated investment securities and $19,936,649 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Fund

June 30, 2014

1.816012.110

FR1-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 91.1% (g)
	Principal Amount	Value
Aerospace - 0.2%
Jazz Acquisition, Inc. Tranche B 1LN, term loan 4.5% 6/19/21 (f)	$ 3,000,000	$ 2,992,500
Air Transportation - 0.4%
Northwest Airlines Corp. Tranche A, term loan 1.99% 12/24/18 (f)	853,101	801,915
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (f)	4,207,500	4,202,241
		5,004,156
Automotive - 1.6%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (f)	1,094,507	1,105,452
Chrysler Group LLC term loan 3.25% 12/31/18 (f)	5,985,000	5,999,963
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (f)	4,000,000	3,962,500
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (f)	2,681,525	2,704,988
Tranche 2LN, term loan 10% 11/27/21 (f)	2,490,000	2,499,338
The Gates Corp. Tranche B 1LN, term loan 6/12/21 (h)	3,000,000	2,992,500
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (f)	2,970,094	2,958,956
		22,223,697
Broadcasting - 2.0%
Clear Channel Capital I LLC Tranche B, term loan 3.7995% 1/29/16 (f)	7,026,131	6,982,217
Clear Channel Communications, Inc. Tranche D, term loan 6.8995% 1/30/19 (f)	5,950,000	5,920,250
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (f)	8,331,566	8,331,566
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (f)	6,920,175	6,920,175
		28,154,208
Building Materials - 0.8%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (f)	3,448,938	3,444,626
GYP Holdings III Corp. Tranche 2LN, term loan 7.75% 4/1/22 (f)	2,420,000	2,438,150
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (f)	3,231,900	3,231,900
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Building Materials - continued
Livingston International, Inc. Tranche B1 1LN, term loan 5% 4/18/19 (f)	$ 2,258,428	$ 2,261,251
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (f)	608,475	600,869
		11,976,796
Cable TV - 3.4%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (f)	6,316,745	6,316,745
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (f)	6,930,000	6,843,375
CSC Holdings LLC Tranche B, term loan 2.6495% 4/17/20 (f)	4,701,585	4,648,927
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 6/30/21 (h)	1,305,000	1,305,000
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (f)	4,037,238	4,062,471
Tranche B 2LN, term loan 4.5% 5/8/20 (f)	3,492,762	3,514,591
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (f)	2,074,465	2,084,194
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (f)	3,600,000	3,577,500
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (f)	5,905,946	5,939,167
Zayo Group LLC Tranche B, term loan 4% 7/2/19 (f)	683,259	684,113
Ziggo B.V.:
Tranche B 1LN, term loan:
1/15/22 (h)	204,255	201,457
3.25% 1/15/22 (f)	3,493,617	3,445,754
Tranche B 2LN, term loan:
1/15/22 (h)	191,489	188,866
3.25% 1/15/22 (f)	2,191,489	2,161,466
Tranche B 3LN, term loan 1/15/22 (h)	3,919,149	3,865,457
		48,839,083
Capital Goods - 0.4%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (f)	1,177,931	1,182,348
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (f)	3,385,000	3,406,156
SRAM LLC. Tranche B, term loan 4.0127% 4/10/20 (f)	352,195	348,673
Utex Industries, Inc. Tranche B 1LN, term loan 5% 5/22/21 (f)	1,295,000	1,309,634
		6,246,811
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Chemicals - 1.7%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 6/12/22 (h)	$ 575,000	$ 585,781
Tranche B 1LN, term loan 6/12/21 (h)	1,840,000	1,853,800
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (f)	2,000,000	2,025,000
Tranche B 1LN, term loan 4.5% 12/2/19 (f)	3,980,000	3,999,900
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/18/18 (f)	6,308,736	6,308,736
Kronos Worldwide, Inc. Tranche B, term loan 4.75% 2/18/20 (f)	5,017,425	5,061,327
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4% 2/1/20 (f)	4,249,854	4,255,166
		24,089,710
Consumer Products - 1.8%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (f)	3,970,000	3,974,963
KIK Custom Products, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (f)	6,296,456	6,320,067
Revlon Consumer Products Corp. term loan 4% 8/19/19 (f)	2,985,000	2,985,000
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (f)	6,501,753	6,371,718
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (f)	5,688,379	5,659,937
		25,311,685
Containers - 2.6%
Anchor Glass Container Corp. Tranche B, term loan 5/16/21 (h)	4,615,000	4,626,538
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
4% 12/17/19 (f)	4,765,000	4,765,000
4.25% 12/17/19 (f)	1,502,450	1,502,450
Berlin Packaging, LLC Tranche 2LN, term loan 8.75% 4/3/20 (f)	1,935,000	1,976,216
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (f)	5,985,000	5,962,556
Clondalkin Acquisition BV:
Tranche 2LN, term loan 10% 11/30/20 (f)	2,000,000	2,015,000
Tranche B 1LN, term loan 4.5% 5/31/20 (f)	3,960,000	3,969,900
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (f)	2,741,026	2,744,589
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Containers - continued
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (f)	$ 6,965,000	$ 6,982,413
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (f)	2,016,208	2,016,208
		36,560,870
Diversified Financial Services - 3.1%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (f)	3,500,000	3,552,500
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (f)	4,300,000	4,300,000
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (f)	2,470,000	2,479,263
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (f)	3,534,992	3,570,342
Flying Fortress, Inc. term loan 3.5% 6/30/17 (f)	1,666,667	1,662,500
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (f)	2,937,883	2,915,848
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (f)	3,665,000	3,770,369
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (f)	5,335,150	5,335,150
Tranche B, term loan 4.25% 10/1/18 (f)	1,955,000	1,959,888
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (f)	6,560,317	6,576,718
TransUnion LLC Tranche B, term loan 4% 4/9/21 (f)	4,985,000	4,985,000
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (f)	2,745,000	2,755,294
		43,862,872
Diversified Media - 1.2%
Advanstar Communications, Inc.:
Tranche 2LN, term loan 9.5% 6/6/20 (f)	1,000,000	1,011,250
Tranche B 1LN, term loan 5.5% 4/29/19 (f)	6,912,500	6,947,063
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (f)	4,975,000	5,009,228
WMG Acquisition Corp. term loan 3.75% 7/1/20 (f)	3,974,963	3,915,338
		16,882,879
Electric Utilities - 5.6%
Alfred Fueling Systems, Inc.:
Tranche 2LN, term loan 8.5% 6/20/22 (f)	1,000,000	997,500
Tranche B 1LN, term loan 4.75% 6/20/21 (f)	5,000,000	5,006,250
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
8/13/18 (i)	587,080	596,620
6.375% 8/13/19 (f)	8,906,625	9,051,358
Bayonne Energy Center, LLC Tranche B, term loan 6/30/21 (h)	5,000,000	5,037,500
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Electric Utilities - continued
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (f)	$ 4,750,388	$ 4,762,263
Tranche B 4LN, term loan 4% 10/31/20 (f)	2,985,000	2,992,463
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (f)	2,863,385	2,875,912
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (f)	3,050,000	3,050,000
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (f)	2,841,975	2,856,185
Tranche C, term loan 4.25% 12/31/19 (f)	2,905,661	2,920,189
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (f)	6,334,985	6,382,498
InterGen NV Tranche B, term loan 5.5% 6/13/20 (f)	7,449,750	7,524,248
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (f)	6,484,227	6,508,867
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (f)	1,732,923	1,672,271
Topaz Power Holdings, LLC Tranche B, term loan 6.25% 2/26/20 (f)	6,132,247	6,132,247
TXU Energy LLC Tranche B, term loan:
4.651% 10/10/14 (f)	1,202,894	975,848
4.651% 10/10/17 (f)	11,084,000	9,019,605
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (f)	1,584,000	1,572,120
		79,933,944
Energy - 6.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (f)	3,942,736	4,105,374
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (f)	2,845,215	2,880,780
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (f)	5,000,000	5,112,500
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (f)	2,494,292	2,522,353
Tranche C, term loan 5.25% 3/14/21 (f)	174,457	176,419
EP Energy LLC term loan 4.5% 4/30/19 (f)	750,000	750,938
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (f)	4,593,333	4,581,850
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (f)	1,378,407	1,402,529
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (f)	12,585,000	12,994,013
Tranche B 1LN, term loan 3.875% 9/30/18 (f)	3,409,247	3,417,770
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Energy - continued
Floatel International Ltd. Tranche B, term loan 7.25% 6/27/20 (f)	$ 3,241,875	$ 3,270,241
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (f)	2,102,205	2,112,716
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (f)	2,514,000	2,551,710
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (f)	4,568,025	4,533,765
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (f)	2,663,100	2,669,758
Panda Sherman Power, LLC term loan 9% 9/14/18 (f)	10,080,000	10,256,400
Panda Temple Power, LLC term loan 7.25% 4/3/19 (f)	2,710,000	2,781,138
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (f)	3,819,704	3,819,704
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (f)	1,610,000	1,601,950
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (f)	2,992,481	2,981,259
Sheridan Investment Partners I term loan 4.25% 12/16/20 (f)	4,728,601	4,728,601
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (f)	657,783	657,783
Tranche M, term loan 4.25% 12/16/20 (f)	245,317	245,317
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (f)	4,040,971	4,116,739
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (f)	2,542,813	2,530,098
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (f)	2,248,700	2,262,867
		89,064,572
Entertainment/Film - 0.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (f)	2,290,000	2,281,413
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (f)	4,000,000	4,025,000
		6,306,413
Environmental - 1.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (f)	6,402,500	6,378,491
Metal Services LLC Tranche B, term loan 6% 6/30/17 (f)	2,985,000	3,016,716
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (f)	6,744,313	6,769,604
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (f)	490,000	497,350
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Environmental - continued
The Brickman Group, Ltd.: - continued
Tranche B 1LN, term loan 4% 12/18/20 (f)	$ 5,860,650	$ 5,802,044
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (f)	1,492,500	1,492,500
		23,956,705
Food & Drug Retail - 3.1%
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (f)	5,689,476	5,589,910
Grocery Outlet, Inc.:
Tranche 2LN, term loan 10.5% 6/17/19 (f)	1,586,087	1,609,878
Tranche B 1LN, term loan 5.5% 12/17/18 (f)	4,483,366	4,494,574
New Albertsons, Inc. Tranche B, term loan 4.75% 6/30/21 (f)	2,235,000	2,240,588
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (f)	6,930,000	7,007,963
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (f)	3,970,000	3,950,150
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (f)	4,000,000	4,045,000
Tranche 2LN, term loan 5.75% 8/21/20 (f)	1,555,000	1,589,988
Tranche B 7LN, term loan 3.5% 2/21/20 (f)	2,618,600	2,615,326
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (f)	8,546,768	8,568,135
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (f)	2,168,643	2,168,643
		43,880,155
Food/Beverage/Tobacco - 3.8%
AdvancePierre Foods, Inc.:
Tranche 1LN, term loan 5.75% 7/10/17 (f)	1,970,000	1,974,925
Tranche 2LN, term loan 9.5% 10/10/17 (f)	1,935,000	1,881,788
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (f)	3,959,997	3,964,947
Tranche B 2LN, term loan 8.25% 11/30/20 (f)	3,000,000	3,060,000
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (f)	3,970,000	3,970,000
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (f)	27,225,000	27,361,110
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (f)	892,125	893,798
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (f)	1,570,000	1,581,775
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (f)	$ 5,740,000	$ 5,768,700
Tranche B 1LN, term loan 4.5% 6/30/21 (f)	3,105,000	3,120,525
		53,577,568
Gaming - 6.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	25,053,701	25,241,604
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (f)	8,265,000	8,244,338
CBAC Borrower LLC Tranche B, term loan 8.25% 7/2/20 (f)	5,895,000	6,130,800
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (f)	4,525,814	4,559,757
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(f)	4,979,371	3,883,909
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (f)	3,621,800	3,694,236
5.5% 11/21/19 (f)	1,552,200	1,583,244
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (f)	11,970,619	12,389,591
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (f)	6,663,525	6,638,870
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (f)	2,582,025	2,621,840
Shingle Springs Tribal Gaming Authority Tranche B, term loan 6.25% 8/29/19 (f)	742,900	765,187
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (f)	8,802,069	8,824,074
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (f)	4,059,325	4,069,473
		88,646,923
Healthcare - 7.1%
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (f)	1,576,753	1,582,666
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (f)	10,912,198	10,966,759
Tranche E, term loan 3.4776% 1/25/17 (f)	1,919,620	1,922,019
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (f)	3,000,000	3,015,000
Tranche B 1LN, term loan 4.75% 4/23/21 (f)	6,000,000	6,007,500
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (f)	4,812,638	4,824,670
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Healthcare - continued
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (f)	$ 5,067,465	$ 5,086,467
ESH Hospitality, Inc. Tranche B, term loan 6/24/19 (h)	1,055,000	1,066,869
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (f)	5,717,949	5,846,603
Grifols, S.A. Tranche B, term loan 3.1495% 2/27/21 (f)	3,990,000	3,990,000
HCA Holdings, Inc. Tranche B 5LN, term loan 2.8995% 3/31/17 (f)	15,490,275	15,529,001
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (f)	4,487,017	4,341,189
Ikaria, Inc.:
Tranche 2LN, term loan 8.75% 2/12/22 (f)	555,000	561,938
Tranche B 1LN, term loan 5% 2/12/21 (f)	3,480,000	3,497,400
Jazz Pharmaceuticals, Inc. Tranche B 2LN, term loan 3.25% 6/12/18 (f)	771,125	772,089
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (f)	4,135,000	4,171,181
MModal, Inc.:
term loan 9/20/14 (i)	120,000	118,800
Tranche B, term loan 9% 8/17/19 (f)	5,006,084	3,931,879
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (f)	5,277,045	5,257,257
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (f)	1,980,000	1,999,800
Tranche B 1LN, term loan 4.25% 1/28/21 (f)	6,681,075	6,706,129
Polymer Group, Inc.:
term loan 12/19/19 (i)	438,976	440,073
Tranche B, term loan 5.25% 12/19/19 (f)	1,292,776	1,304,088
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (f)	2,515,500	2,528,078
Sheridan Holdings, Inc. Trache 2LN, term loan 8.25% 12/18/21 (f)	1,390,000	1,417,939
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (f)	1,042,440	1,037,228
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (f)	1,437,000	1,454,963
Tranche B 2LN, term loan 4.25% 7/3/19 (f)	1,609,641	1,613,665
		100,991,250
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Homebuilders/Real Estate - 0.6%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (f)	$ 72,493	$ 72,403
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (f)	8,043,493	8,043,493
		8,115,896
Hotels - 2.5%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (f)	3,805,463	3,810,219
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (f)	1,655,000	1,679,825
Tranche B 1LN, term loan 3.5% 6/27/20 (f)	3,736,763	3,727,421
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (f)	12,027,434	12,027,434
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (f)	10,143,286	10,143,286
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (f)	3,429,622	3,442,483
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (f)	990,000	996,188
		35,826,856
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (f)	2,330,240	2,330,240
Leisure - 1.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (f)	2,945,000	2,970,769
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (f)	2,400,000	2,430,000
Tranche B 1LN, term loan 4.25% 2/1/20 (f)	370,000	371,850
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (f)	1,665,825	1,665,825
Smg Tranche B 1LN, term loan 4.5% 2/27/20 (f)	5,318,275	5,334,895
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (f)	5,970,000	5,611,800
		18,385,139
Metals/Mining - 3.8%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (f)	2,575,796	2,488,863
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (f)	485,000	488,638
Tranche B 1LN, term loan 4.75% 5/20/21 (f)	3,000,000	2,988,750
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Metals/Mining - continued
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (f)	$ 3,008,144	$ 3,030,705
Tranche B 2LN, term loan 8.75% 1/25/21 (f)	3,445,000	3,513,900
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (f)	4,448,757	4,437,635
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (f)	18,459,063	18,412,915
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (f)	4,443,863	4,493,856
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (f)	2,000,000	2,035,000
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (f)	5,087,186	5,125,340
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (f)	7,830,000	7,555,950
		54,571,552
Publishing/Printing - 2.2%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (f)	4,239,375	4,292,367
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (f)	7,501,900	7,239,334
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (f)	2,063,875	2,099,993
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (f)	2,184,713	2,190,174
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (f)	7,359,273	7,451,264
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (f)	8,582,650	8,598,742
		31,871,874
Restaurants - 0.4%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (f)	1,860,835	1,867,813
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (f)	3,481,017	3,488,640
		5,356,453
Services - 3.2%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (f)	2,920,525	2,924,176
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (f)	5,503,917	5,503,917
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Services - continued
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (f)	$ 1,621,368	$ 1,625,422
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (f)	570,000	580,688
Tranche B 1LN, term loan 4.5% 11/21/20 (f)	676,600	680,829
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (f)	10,497,138	10,313,438
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (f)	6,982,500	6,947,588
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (f)	2,835,883	2,835,883
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (f)	5,000,000	5,000,000
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (f)	1,650,863	1,700,388
Tranche B 1LN, term loan 4.5% 12/3/20 (f)	942,638	947,351
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (f)	1,635,000	1,651,350
The ServiceMaster Co. Tranche B, term loan 6/30/21 (h)	4,000,000	3,995,000
		44,706,030
Shipping - 1.7%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (f)	5,922,234	5,951,845
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (f)	6,947,500	6,921,794
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (f)	5,731,688	5,789,004
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (f)	5,970,000	5,970,000
		24,632,643
Super Retail - 3.3%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (f)	2,965,694	2,973,108
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (f)	2,088,892	2,086,281
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (f)	1,735,000	1,780,544
Tranche B 1LN, term loan 4.5% 9/26/19 (f)	4,975,000	4,978,109
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (f)	1,996,630	1,971,672
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (f)	3,800,000	3,747,940
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Super Retail - continued
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (f)	$ 1,545,000	$ 1,550,871
6% 5/22/18 (f)	8,118,995	8,190,036
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (f)	3,611,687	3,620,716
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (f)	6,995,123	7,065,074
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (f)	7,074,239	7,074,239
The Hillman Group, Inc. Tranche B, term loan 4.5% 6/30/21 (f)	1,150,000	1,154,313
		46,192,903
Technology - 12.0%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (f)	5,932,500	5,940,212
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4% 5/15/18 (f)	406,550	408,583
Tranche B, term loan 4.5% 12/28/18 (f)	4,206,561	4,201,302
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (f)	1,223,850	1,226,910
Tranche B 2LN, term loan 7.5% 1/23/22 (f)	310,000	316,200
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (f)	5,460,000	5,480,475
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (f)	1,710,752	1,702,198
5% 9/10/20 (f)	13,832,315	13,797,734
Carros U.S., LLC Tranche B, term loan 6/30/21 (h)	1,770,000	1,781,063
Ceridian Corp. Tranche B, term loan 4.3995% 5/9/17 (f)	2,751,643	2,765,402
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (f)	1,722,863	1,709,941
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (f)	3,990,000	4,014,938
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (f)	12,471,128	12,518,518
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (f)	1,427,772	1,431,341
First Data Corp.:
term loan:
3.654% 3/24/17 (f)	18,896,917	18,896,917
4.154% 3/24/18 (f)	13,497,000	13,513,871
Tranche B, term loan 4.154% 9/24/18 (f)	5,500,000	5,506,875
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Technology - continued
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (f)	$ 6,412,775	$ 6,404,759
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8% 6/17/22 (f)	1,370,000	1,368,288
Tranche B 1LN, term loan 5% 6/17/21 (f)	3,125,000	3,128,906
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (f)	3,340,500	3,315,446
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (f)	1,676,575	1,676,575
Gxs Group, Inc. Tranche B, term loan 3.25% 1/16/21 (f)	1,985,013	1,982,531
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (f)	6,890,350	6,830,404
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (f)	3,384,425	3,405,747
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (f)	18,375,000	19,018,125
Tranche B 1LN, term loan 4.5% 10/30/19 (f)	4,786,174	4,816,088
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (f)	7,960,000	8,019,700
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (f)	4,987,500	4,975,031
Tranche 2LN, term loan 8% 4/9/22 (f)	3,000,000	2,992,500
Sybil Software LLC. Tranche B, term loan 5% 3/20/20 (f)	5,031,313	5,031,816
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (f)	2,365,000	2,391,606
		170,570,002
Telecommunications - 6.1%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (f)	10,675,608	10,915,809
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (f)	4,031,075	4,031,075
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.75% 3/31/17 (f)	5,510,000	5,482,450
Tranche D, term loan 3.75% 3/31/15 (f)	11,480,800	11,423,396
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (f)	1,367,688	1,369,397
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (f)	20,406,688	21,120,922
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/22/20 (f)	1,415,000	1,443,300
Tranche B, term loan 5.25% 2/22/19 (f)	2,439,162	2,445,260
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Telecommunications - continued
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (f)	$ 7,000,000	$ 6,991,600
Level 3 Financing, Inc. Tranche B 3LN, term loan 4% 8/1/19 (f)	9,285,000	9,273,858
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/11/21 (f)	433,263	437,595
Tranche B 1LN, term loan 4% 4/11/20 (f)	3,780,905	3,795,083
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (f)	215,000	217,150
Tranche B 1LN, term loan 4.75% 4/30/20 (f)	5,575,887	5,596,797
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (f)	2,540,000	2,521,204
		87,064,896
Textiles & Apparel - 0.3%
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (f)	3,795,925	3,781,690
TOTAL BANK LOAN OBLIGATIONS (Cost $1,274,844,432)		1,291,908,971
Nonconvertible Bonds - 1.5%

Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19	1,807,000	1,926,714
Cable TV - 0.2%
Numericable Group SA 4.875% 5/15/19 (d)	2,330,000	2,391,163
Containers - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2132% 12/15/19 (d)(e)(f)	3,725,000	3,715,688
Diversified Financial Services - 0.1%
MU Finance PLC 8.375% 2/1/17 (d)	2,142,481	2,238,893
Energy - 0.3%
Chesapeake Energy Corp. 3.4786% 4/15/19 (f)	2,540,000	2,568,575
Offshore Group Investment Ltd. 7.125% 4/1/23	1,650,000	1,674,750
		4,243,325
Homebuilders/Real Estate - 0.2%
Realogy Corp. 7.625% 1/15/20 (d)	2,607,000	2,874,218
Nonconvertible Bonds - continued
	Principal Amount	Value
Publishing/Printing - 0.2%
Cenveo Corp. 6% 8/1/19 (d)	$ 865,000	$ 865,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	1,320,000	1,514,700
		2,379,700
Telecommunications - 0.1%
Altice Financing SA 7.875% 12/15/19 (d)	725,000	793,513
Columbus International, Inc. 7.375% 3/30/21 (d)	1,225,000	1,319,938
		2,113,451
TOTAL NONCONVERTIBLE BONDS (Cost $20,683,385)		21,883,152
Common Stocks - 1.0%
	Shares
Chemicals - 0.6%
LyondellBasell Industries NV Class A	83,592	8,162,759
Publishing/Printing - 0.3%
Tribune Co. Class A (a)	56,422	4,798,691
Telecommunications - 0.1%
FairPoint Communications, Inc. (a)	51,778	723,339
TOTAL COMMON STOCKS (Cost $5,236,639)		13,684,789
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a)	2,903,495	29
Tribune Co. Claim (a)	45,406	45,406
TOTAL OTHER (Cost $45,435)		45,435
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $77,212,434)	77,212,434	$ 77,212,434
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,378,022,325)		1,404,734,781
NET OTHER ASSETS (LIABILITIES) - 0.9%		13,126,628
NET ASSETS - 100%		$ 1,417,861,409
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,198,413 or 1.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) The coupon rate will be determined upon settlement of the loan after period end.

(i) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,146,056 and $1,155,493, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,044
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,798,691	$ 4,798,691	$ -	$ -
Materials	8,162,759	8,162,759	-	-
Telecommunication Services	723,339	723,339	-	-
Bank Loan Obligations	1,291,908,971	-	1,265,444,477	26,464,494
Corporate Bonds	21,883,152	-	21,883,152	-
Other	45,435	-	-	45,435
Money Market Funds	77,212,434	77,212,434	-	-
Total Investments in Securities:	$ 1,404,734,781	$ 90,897,223	$ 1,287,327,629	$ 26,509,929
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 53,848,444
Net Realized Gain (Loss) on Investment Securities	805,525
Net Unrealized Gain (Loss) on Investment Securities	(451,828)
Cost of Purchases	5,735,618
Proceeds of Sales	(21,247,513)
Amortization/Accretion	83,904
Transfers into Level 3	6,840,458
Transfers out of Level 3	(19,150,114)
Ending Balance	$ 26,464,494
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ (6,425)
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 3,243,974
Net Realized Gain (Loss) on Investment Securities	12,381,615
Net Unrealized Gain (Loss) on Investment Securities	(2,002,691)
Cost of Purchases	-
Proceeds of Sales	(13,577,463)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 45,435
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,372,673,576. Net unrealized appreciation aggregated $32,061,205, of which $36,457,969 related to appreciated investment securities and $4,396,764 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Financials
Central Fund

June 30, 2014

1.851899.107

FNCIP-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
BANKS - 28.9%
Diversified Banks - 23.3%
Bank of America Corp.	7,261,137	$ 111,603,676
Citigroup, Inc.	2,150,000	101,265,000
JPMorgan Chase & Co.	2,000,000	115,239,999
U.S. Bancorp	2,450,000	106,134,000
Wells Fargo & Co.	1,675,000	88,038,000
		522,280,675
Regional Banks - 5.6%
CoBiz, Inc.	750,000	8,077,500
Commerce Bancshares, Inc.	300,000	13,950,000
Fifth Third Bancorp	1,600,000	34,160,000
M&T Bank Corp. (d)	200,000	24,810,000
Popular, Inc. (a)	450,000	15,381,000
SunTrust Banks, Inc.	750,000	30,045,000
		126,423,500
TOTAL BANKS		648,704,175
CAPITAL MARKETS - 13.6%
Asset Management & Custody Banks - 11.1%
Affiliated Managers Group, Inc. (a)	150,000	30,810,000
Ameriprise Financial, Inc.	275,000	33,000,000
Artisan Partners Asset Management, Inc.	200,000	11,336,000
BlackRock, Inc. Class A	70,000	22,372,000
Franklin Resources, Inc.	700,000	40,488,000
Invesco Ltd.	1,400,000	52,850,000
Oaktree Capital Group LLC Class A	400,000	19,996,000
The Blackstone Group LP	1,150,000	38,456,000
		249,308,000
Investment Banking & Brokerage - 2.5%
E*TRADE Financial Corp. (a)	1,100,000	23,386,000
FXCM, Inc. Class A (d)	650,000	9,724,000
Raymond James Financial, Inc.	475,000	24,096,750
		57,206,750
TOTAL CAPITAL MARKETS		306,514,750
CONSUMER FINANCE - 7.5%
Consumer Finance - 7.5%
Capital One Financial Corp.	1,150,000	94,990,000
Navient Corp.	1,250,000	22,137,500
Common Stocks - continued
	Shares	Value
CONSUMER FINANCE - CONTINUED
Consumer Finance - continued
Santander Consumer U.S.A. Holdings, Inc.	750,000	$ 14,580,000
SLM Corp.	1,750,000	14,542,500
Springleaf Holdings, Inc. (d)	900,000	23,355,000
		169,605,000
DIVERSIFIED CONSUMER SERVICES - 1.1%
Specialized Consumer Services - 1.1%
H&R Block, Inc.	750,000	25,140,000
DIVERSIFIED FINANCIAL SERVICES - 8.8%
Multi-Sector Holdings - 4.1%
Berkshire Hathaway, Inc. Class B (a)	725,000	91,756,000
Specialized Finance - 4.7%
IntercontinentalExchange Group, Inc.	275,000	51,947,500
McGraw Hill Financial, Inc.	550,000	45,666,500
TPG Specialty Lending, Inc.	331,476	7,236,121
		104,850,121
TOTAL DIVERSIFIED FINANCIAL SERVICES		196,606,121
HEALTH CARE PROVIDERS & SERVICES - 0.6%
Health Care Facilities - 0.6%
Brookdale Senior Living, Inc. (a)	400,000	13,336,000
INSURANCE - 13.5%
Insurance Brokers - 2.5%
Brown & Brown, Inc.	750,000	23,032,500
Marsh & McLennan Companies, Inc.	650,000	33,683,000
		56,715,500
Life & Health Insurance - 4.3%
MetLife, Inc.	1,150,000	63,894,000
Prudential PLC	650,000	14,892,446
Torchmark Corp.	200,000	16,384,000
		95,170,446
Property & Casualty Insurance - 5.5%
Allstate Corp.	750,000	44,040,000
Fidelity National Financial, Inc. Class A	800,000	26,208,000
The Travelers Companies, Inc.	575,000	54,090,250
		124,338,250
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - 1.2%
Everest Re Group Ltd.	170,000	$ 27,283,300
TOTAL INSURANCE		303,507,496
INTERNET SOFTWARE & SERVICES - 1.2%
Internet Software & Services - 1.2%
eBay, Inc. (a)	550,000	27,533,000
IT SERVICES - 4.9%
Data Processing & Outsourced Services - 4.9%
EVERTEC, Inc.	800,000	19,392,000
Fiserv, Inc. (a)	500,000	30,160,000
FleetCor Technologies, Inc. (a)	120,000	15,816,000
The Western Union Co.	1,100,000	19,074,000
Visa, Inc. Class A	125,000	26,338,750
		110,780,750
MEDIA - 0.7%
Advertising - 0.7%
CBS Outdoor Americas, Inc. (d)	450,000	14,706,000
REAL ESTATE INVESTMENT TRUSTS - 11.4%
Mortgage REITs - 3.4%
Blackstone Mortgage Trust, Inc.	600,000	17,400,000
NorthStar Realty Finance Corp.	1,000,000	17,380,000
Redwood Trust, Inc. (d)	800,000	15,576,000
Starwood Property Trust, Inc.	1,100,000	26,147,000
		76,503,000
Residential REITs - 2.1%
Essex Property Trust, Inc.	150,000	27,736,500
Starwood Waypoint Residential (a)	750,000	19,657,500
		47,394,000
Retail REITs - 2.3%
Simon Property Group, Inc.	225,000	37,413,000
Washington Prime Group, Inc. (a)	800,000	14,992,000
		52,405,000
Specialized REITs - 3.6%
American Tower Corp.	900,000	80,982,000
TOTAL REAL ESTATE INVESTMENT TRUSTS		257,284,000
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.3%
Real Estate Operating Companies - 0.5%
Global Logistic Properties Ltd.	5,000,000	$ 10,826,851
Real Estate Services - 3.8%
Altisource Portfolio Solutions SA (a)	125,000	14,322,500
CBRE Group, Inc. (a)	1,575,000	50,463,000
Realogy Holdings Corp. (a)	550,000	20,740,500
		85,526,000
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		96,352,851
THRIFTS & MORTGAGE FINANCE - 1.1%
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp. (a)	700,000	6,468,000
Ocwen Financial Corp. (a)	375,000	13,912,500
Radian Group, Inc.	277,700	4,112,737
Washington Mutual, Inc. (a)	155,200	2
		24,493,239
TOTAL COMMON STOCKS (Cost $1,838,342,442)		2,194,563,382
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.11% (b)	51,400,896	51,400,896
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	40,992,075	40,992,075
TOTAL MONEY MARKET FUNDS (Cost $92,392,971)		92,392,971
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,930,735,413)		2,286,956,353
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(38,287,331)
NET ASSETS - 100%		$ 2,248,669,022
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,320
Fidelity Securities Lending Cash Central Fund	215,182
Total	$ 245,502
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,194,563,382	$ 2,179,670,934	$ 14,892,446	$ 2
Money Market Funds	92,392,971	92,392,971	-	-
Total Investments in Securities:	$ 2,286,956,353	$ 2,272,063,905	$ 14,892,446	$ 2
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,940,568,055. Net unrealized appreciation aggregated $346,388,298, of which $361,426,862 related to appreciated investment securities and $15,038,564 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 29, 2014